Automotive Portfolio
Fund Summary Fund: Automotive Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Automotive Portfolio Class: Automotive Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Automotive Portfolio Class: Automotive Portfolio
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Automotive Portfolio Class: Automotive Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Automotive Industry Concentration. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	81.42%	June 30, 2009
Lowest Quarter Return	-44.67%	December 31, 2008
Year-to-Date Return	23.40%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Automotive Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Automotive Portfolio	(26.16%)	(1.42%)	4.07%
Return After Taxes on Distributions Class: Automotive Portfolio	(26.90%)	(1.97%)	3.78%
Return After Taxes on Distributions and Sale of Fund Shares Class: Automotive Portfolio	(15.88%)	(1.32%)	3.47%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Automobiles & Components Index (reflects no deduction for fees, expenses, or taxes)	(22.69%)	(4.82%)	(2.78%)

Construction and Housing Portfolio
Fund Summary Fund: Construction and Housing Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Construction and Housing Portfolio Class: Construction and Housing Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Construction and Housing Portfolio Class: Construction and Housing Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.40%
Total annual fund operating expenses	0.96%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Construction and Housing Portfolio Class: Construction and Housing Portfolio
1 year	98
3 years	306
5 years	531
10 years	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Construction and Housing Industry Concentration. The construction and housing industry can be significantly affected by changes in housing starts, the level of new and existing home sales, government spending, public works, interest rates, consumer confidence and spending, taxation, and demographic patterns.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.65%	December 31, 2011
Lowest Quarter Return	-22.43%	September 30, 2002
Year-to-Date Return	18.43%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Construction and Housing Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Construction and Housing Portfolio	2.89%	(0.63%)	6.76%
Return After Taxes on Distributions Class: Construction and Housing Portfolio	2.78%	(1.18%)	6.22%
Return After Taxes on Distributions and Sale of Fund Shares Class: Construction and Housing Portfolio	2.02%	(0.60%)	5.93%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Custom Construction & Housing 25/50 Index (reflects no deduction for fees, expenses, or taxes)	1.80%	(3.17%)

Consumer Discretionary Portfolio
Fund Summary Fund: Consumer Discretionary Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Consumer Discretionary Portfolio Class: Consumer Discretionary Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Consumer Discretionary Portfolio Class: Consumer Discretionary Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Consumer Discretionary Portfolio Class: Consumer Discretionary Portfolio
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 174% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Consumer Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.12%	September 30, 2009
Lowest Quarter Return	-22.55%	December 31, 2008
Year-to-Date Return	17.82%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Consumer Discretionary Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Consumer Discretionary Portfolio	(1.66%)	1.33%	3.38%
Return After Taxes on Distributions Class: Consumer Discretionary Portfolio	(2.75%)	0.63%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares Class: Consumer Discretionary Portfolio	(0.62%)	0.99%	2.80%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Consumer Discretionary 25/50 Index (reflects no deduction for fees, expenses, or taxes)	3.83%	1.82%	4.19%

Leisure Portfolio
Fund Summary Fund: Leisure Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Leisure Portfolio Class: Leisure Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Leisure Portfolio Class: Leisure Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Leisure Portfolio Class: Leisure Portfolio
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Leisure Industry Concentration. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.69%	June 30, 2003
Lowest Quarter Return	-16.97%	June 30, 2002
Year-to-Date Return	15.87%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Leisure Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Leisure Portfolio	5.85%	6.03%	7.86%
Return After Taxes on Distributions Class: Leisure Portfolio	5.83%	5.65%	7.26%
Return After Taxes on Distributions and Sale of Fund Shares Class: Leisure Portfolio	3.82%	5.07%	6.76%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Consumer Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	8.59%	5.26%	10.72%

Multimedia Portfolio
Fund Summary Fund: Multimedia Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Multimedia Portfolio Class: Multimedia Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Multimedia Portfolio Class: Multimedia Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Multimedia Portfolio Class: Multimedia Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Multimedia Industry Concentration. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competition, technology, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.17%	June 30, 2003
Lowest Quarter Return	-24.41%	December 31, 2008
Year-to-Date Return	16.03%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Multimedia Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Multimedia Portfolio	1.83%	1.73%	5.59%
Return After Taxes on Distributions Class: Multimedia Portfolio	1.63%	1.15%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares Class: Multimedia Portfolio	1.46%	1.41%	4.62%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Media 25/50 Index (reflects no deduction for fees, expenses, or taxes)	5.54%	0.03%	0.23%

Retailing Portfolio
Fund Summary Fund: Retailing Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retailing Portfolio Class: Retailing Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Retailing Portfolio Class: Retailing Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retailing Portfolio Class: Retailing Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 217% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Retail Industry Concentration. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.55%	June 30, 2003
Lowest Quarter Return	-20.25%	September 30, 2002
Year-to-Date Return	20.23%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Retailing Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Retailing Portfolio	3.36%	6.24%	7.49%
Return After Taxes on Distributions Class: Retailing Portfolio	2.20%	5.00%	6.54%
Return After Taxes on Distributions and Sale of Fund Shares Class: Retailing Portfolio	3.74%	4.99%	6.32%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Retailing 25/50 Index (reflects no deduction for fees, expenses, or taxes)	5.68%	3.41%	6.08%

Retail | Consumer Staples Portfolio
Fund Summary Fund/Class: Consumer Staples Portfolio/Consumer Staples Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Consumer Staples Portfolio Class: Consumer Staples Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Consumer Staples Portfolio Class: Consumer Staples Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.83%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Consumer Staples Portfolio Class: Consumer Staples Portfolio
1 year	85
3 years	265
5 years	460
10 years	1,025

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Food and Agriculture Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.48%	June 30, 2009
Lowest Quarter Return	-13.69%	September 30, 2002
Year-to-Date Return	8.27%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Retail Consumer Staples Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Consumer Staples Portfolio	8.84%	7.43%	8.43%
Return After Taxes on Distributions Class: Consumer Staples Portfolio	8.12%	6.94%	7.89%
Return After Taxes on Distributions and Sale of Fund Shares Class: Consumer Staples Portfolio	6.51%	6.33%	7.30%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)	13.82%	7.52%	7.55%

Energy Portfolio
Fund Summary Fund: Energy Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Energy Portfolio Class: Energy Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Energy Portfolio Class: Energy Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.83%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Energy Portfolio Class: Energy Portfolio
1 year	85
3 years	265
5 years	460
10 years	1,025

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.43%	December 31, 2010
Lowest Quarter Return	-37.94%	September 30, 2008
Year-to-Date Return	6.73%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Energy Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Energy Portfolio	(4.85%)	2.20%	10.73%
Return After Taxes on Distributions Class: Energy Portfolio	(4.97%)	1.90%	10.19%
Return After Taxes on Distributions and Sale of Fund Shares Class: Energy Portfolio	(2.99%)	1.93%	9.48%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Energy 25/50 Index (reflects no deduction for fees, expenses, or taxes)	2.99%	4.83%	12.06%

Energy Service Portfolio
Fund Summary Fund: Energy Service Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Energy Service Portfolio Class: Energy Service Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Energy Service Portfolio Class: Energy Service Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.82%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Energy Service Portfolio Class: Energy Service Portfolio
1 year	84
3 years	262
5 years	455
10 years	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.42%	June 30, 2009
Lowest Quarter Return	-50.71%	December 31, 2008
Year-to-Date Return	4.87%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Energy Service Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Energy Service Portfolio	(12.56%)	0.70%	9.60%
Return After Taxes on Distributions Class: Energy Service Portfolio	(12.56%)	0.49%	9.39%
Return After Taxes on Distributions and Sale of Fund Shares Class: Energy Service Portfolio	(8.16%)	0.66%	8.61%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Energy Equipment & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(7.84%)	2.82%	10.92%

Natural Gas Portfolio
Fund Summary Fund: Natural Gas Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Natural Gas Portfolio Class: Natural Gas Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Natural Gas Portfolio Class: Natural Gas Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Natural Gas Portfolio Class: Natural Gas Portfolio
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Gas Industry Concentration. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	June 30, 2009
Lowest Quarter Return	-40.29%	September 30, 2008
Year-to-Date Return	3.52%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Natural Gas Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Natural Gas Portfolio	(7.67%)	(1.26%)	8.92%
Return After Taxes on Distributions Class: Natural Gas Portfolio	(7.79%)	(1.75%)	8.17%
Return After Taxes on Distributions and Sale of Fund Shares Class: Natural Gas Portfolio	(4.81%)	(0.98%)	7.84%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Natural Gas Index (reflects no deduction for fees, expenses, or taxes)	4.01%	6.22%

Natural Resources Portfolio
Fund Summary Fund: Natural Resources Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Natural Resources Portfolio Class: Natural Resources Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Natural Resources Portfolio Class: Natural Resources Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.84%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Natural Resources Portfolio Class: Natural Resources Portfolio
1 year	86
3 years	268
5 years	466
10 years	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.75%	December 31, 2010
Lowest Quarter Return	-37.37%	September 30, 2008
Year-to-Date Return	6.49%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Natural Resources Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Natural Resources Portfolio	(9.25%)	3.90%	11.51%
Return After Taxes on Distributions Class: Natural Resources Portfolio	(9.41%)	3.66%	11.17%
Return After Taxes on Distributions and Sale of Fund Shares Class: Natural Resources Portfolio	(5.85%)	3.37%	10.25%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)	(7.35%)	4.04%	10.99%

Banking Portfolio
Fund Summary Fund: Banking Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Banking Portfolio Class: Banking Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Banking Portfolio Class: Banking Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual fund operating expenses	0.88%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Banking Portfolio Class: Banking Portfolio
1 year	90
3 years	281
5 years	488
10 years	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in banking.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Banking Industry Concentration. The banking industry can be significantly affected by legislation, regulation, competition and by changes in general economic conditions and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.76%	June 30, 2009
Lowest Quarter Return	-33.33%	March 31, 2009
Year-to-Date Return	19.16%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Banking Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Banking Portfolio	(13.31%)	(11.43%)	(1.74%)
Return After Taxes on Distributions Class: Banking Portfolio	(13.38%)	(11.86%)	(2.57%)
Return After Taxes on Distributions and Sale of Fund Shares Class: Banking Portfolio	(8.57%)	(9.26%)	(1.16%)
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Banks 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(11.74%)	(16.58%)	(3.73%)

Brokerage and Investment Management Portfolio
Fund Summary Fund: Brokerage and Investment Management Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Brokerage and Investment Management Portfolio Class: Brokerage and Investment Management Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Brokerage and Investment Management Portfolio Class: Brokerage and Investment Management Portfolio
Management fee		0.56%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.33%
Acquired fund fees and expenses		0.63%
Total annual fund operating expenses	[1]	1.52%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Brokerage and Investment Management Portfolio Class: Brokerage and Investment Management Portfolio
1 year	155
3 years	480
5 years	829
10 years	1,813

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 294% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Brokerage and Investment Management Industry Concentration. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	42.98%	June 30, 2009
Lowest Quarter Return	-29.70%	December 31, 2008
Year-to-Date Return	21.95%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Brokerage and Investment Management Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Brokerage and Investment Management Portfolio	(22.84%)	(8.17%)	2.76%
Return After Taxes on Distributions Class: Brokerage and Investment Management Portfolio	(22.99%)	(8.71%)	2.09%
Return After Taxes on Distributions and Sale of Fund Shares Class: Brokerage and Investment Management Portfolio	(14.64%)	(6.64%)	2.45%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Capital Markets 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(22.80%)	(13.29%)

Consumer Finance Portfolio
Fund Summary Fund: Consumer Finance Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Consumer Finance Portfolio Class: Consumer Finance Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Consumer Finance Portfolio Class: Consumer Finance Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.39%
Total annual fund operating expenses	0.95%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Consumer Finance Portfolio Class: Consumer Finance Portfolio
1 year	97
3 years	303
5 years	525
10 years	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing products and services associated with consumer finance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Finance Industry Concentration. The consumer finance industry can be significantly affected by governmental regulation, changing economic conditions, demand for consumer loans, interest rate changes and refinancing activity.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to December 1, 2010, the fund was named Home Finance Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.58%	September 30, 2009
Lowest Quarter Return	-25.20%	December 31, 2007
Year-to-Date Return	21.38%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Consumer Finance Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Consumer Finance Portfolio	(0.99%)	(22.77%)	(7.87%)
Return After Taxes on Distributions Class: Consumer Finance Portfolio	(1.29%)	(23.36%)	(8.87%)
Return After Taxes on Distributions and Sale of Fund Shares Class: Consumer Finance Portfolio	(0.30%)	(17.34%)	(5.22%)
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Consumer Finance Index (reflects no deduction for fees, expenses, or taxes)	(3.28%)	(9.23%)	0.09%

Financial Services Portfolio
Fund Summary Fund: Financial Services Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Financial Services Portfolio Class: Financial Services Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Financial Services Portfolio Class: Financial Services Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Financial Services Portfolio Class: Financial Services Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 384% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	37.51%	June 30, 2009
Lowest Quarter Return	-27.62%	December 31, 2008
Year-to-Date Return	23.10%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Financial Services Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Financial Services Portfolio	(20.35%)	(14.30%)	(2.94%)
Return After Taxes on Distributions Class: Financial Services Portfolio	(20.39%)	(14.61%)	(3.58%)
Return After Taxes on Distributions and Sale of Fund Shares Class: Financial Services Portfolio	(13.18%)	(11.40%)	(2.12%)
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Financials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(14.24%)	(13.87%)	(2.13%)

Insurance Portfolio
Fund Summary Fund: Insurance Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Insurance Portfolio Class: Insurance Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Insurance Portfolio Class: Insurance Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Insurance Portfolio Class: Insurance Portfolio
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 153% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Insurance Industry Concentration. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	28.40%	September 30, 2009
Lowest Quarter Return	-17.71%	March 31, 2009
Year-to-Date Return	10.08%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Insurance Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Insurance Portfolio	(5.16%)	(6.78%)	1.92%
Return After Taxes on Distributions Class: Insurance Portfolio	(5.28%)	(7.11%)	1.47%
Return After Taxes on Distributions and Sale of Fund Shares Class: Insurance Portfolio	(3.19%)	(5.60%)	1.69%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Insurance 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(6.05%)	(8.75%)	(1.15%)

Biotechnology Portfolio
Fund Summary Fund: Biotechnology Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Biotechnology Portfolio Class: Biotechnology Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Biotechnology Portfolio Class: Biotechnology Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.83%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Biotechnology Portfolio Class: Biotechnology Portfolio
1 year	85
3 years	265
5 years	460
10 years	1,025

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.92%	June 30, 2003
Lowest Quarter Return	-29.29%	June 30, 2002
Year-to-Date Return	19.93%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Biotechnology Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Biotechnology Portfolio	18.18%	5.83%	2.85%
Return After Taxes on Distributions Class: Biotechnology Portfolio	18.16%	5.82%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares Class: Biotechnology Portfolio	11.85%	5.03%	2.46%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Biotechnology 25/50 Index (reflects no deduction for fees, expenses, or taxes)	12.82%	6.09%	4.83%

Health Care Portfolio
Fund Summary Fund: Health Care Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Health Care Portfolio Class: Health Care Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Health Care Portfolio Class: Health Care Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.80%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Health Care Portfolio Class: Health Care Portfolio
1 year	82
3 years	255
5 years	444
10 years	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 130% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.05%	September 30, 2009
Lowest Quarter Return	-18.09%	December 31, 2008
Year-to-Date Return	11.72%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Health Care Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Health Care Portfolio	7.82%	4.83%	4.83%
Return After Taxes on Distributions Class: Health Care Portfolio	6.38%	3.98%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares Class: Health Care Portfolio	6.94%	4.01%	4.04%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Health Care 25/50 Index (reflects no deduction for fees, expenses, or taxes)	10.72%	3.49%	3.10%

Medical Delivery Portfolio
Fund Summary Fund: Medical Delivery Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Medical Delivery Portfolio Class: Medical Delivery Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Medical Delivery Portfolio Class: Medical Delivery Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Medical Delivery Portfolio Class: Medical Delivery Portfolio
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Delivery Industry Concentration. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.79%	December 31, 2004
Lowest Quarter Return	-25.94%	March 31, 2008
Year-to-Date Return	16.44%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Medical Delivery Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Medical Delivery Portfolio	10.23%	4.19%	10.00%
Return After Taxes on Distributions Class: Medical Delivery Portfolio	10.23%	3.92%	9.50%
Return After Taxes on Distributions and Sale of Fund Shares Class: Medical Delivery Portfolio	6.65%	3.58%	8.77%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Health Care Providers & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	10.68%	2.04%	7.47%

Medical Equipment and Systems Portfolio
Fund Summary Fund: Medical Equipment and Systems Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Medical Equipment and Systems Portfolio Class: Medical Equipment and Systems Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Medical Equipment and Systems Portfolio Class: Medical Equipment and Systems Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.84%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Medical Equipment and Systems Portfolio Class: Medical Equipment and Systems Portfolio
1 year	86
3 years	268
5 years	466
10 years	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 120% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Equipment and Systems Industry Concentration. The medical equipment and systems industry can be significantly affected by patent considerations, competition, technology, regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.22%	June 30, 2003
Lowest Quarter Return	-25.55%	December 31, 2008
Year-to-Date Return	14.68%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Medical Equipment and Systems Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Medical Equipment and Systems Portfolio	(3.42%)	5.45%	7.91%
Return After Taxes on Distributions Class: Medical Equipment and Systems Portfolio	(4.20%)	4.78%	7.26%
Return After Taxes on Distributions and Sale of Fund Shares Class: Medical Equipment and Systems Portfolio	(1.17%)	4.53%	6.81%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Health Care Equipment & Supplies 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(0.02%)	1.35%	4.37%

Pharmaceuticals Portfolio
Fund Summary Fund: Pharmaceuticals Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Pharmaceuticals Portfolio Class: Pharmaceuticals Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Pharmaceuticals Portfolio Class: Pharmaceuticals Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Pharmaceuticals Portfolio Class: Pharmaceuticals Portfolio
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Pharmaceuticals Industry Concentration. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.50%	June 30, 2003
Lowest Quarter Return	-17.06%	September 30, 2002
Year-to-Date Return	6.63%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Pharmaceuticals Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Pharmaceuticals Portfolio	13.70%	7.78%	5.51%
Return After Taxes on Distributions Class: Pharmaceuticals Portfolio	12.98%	7.27%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares Class: Pharmaceuticals Portfolio	9.40%	6.62%	4.74%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Pharmaceuticals Index (reflects no deduction for fees, expenses, or taxes)	14.52%	5.68%	1.84%

Air Transportation Portfolio
Fund Summary Fund: Air Transportation Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Air Transportation Portfolio Class: Air Transportation Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Air Transportation Portfolio Class: Air Transportation Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.40%
Total annual fund operating expenses	0.96%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Air Transportation Portfolio Class: Air Transportation Portfolio
1 year	98
3 years	306
5 years	531
10 years	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.56%	September 30, 2009
Lowest Quarter Return	-30.25%	March 31, 2009
Year-to-Date Return	12.68%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Air Transportation Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Air Transportation Portfolio	(6.07%)	0.26%	5.64%
Return After Taxes on Distributions Class: Air Transportation Portfolio	(7.98%)	(0.76%)	5.01%
Return After Taxes on Distributions and Sale of Fund Shares Class: Air Transportation Portfolio	(1.26%)	0.23%	4.92%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Air Transportation Index (reflects no deduction for fees, expenses, or taxes)	(10.02%)	(2.49%)

Defense and Aerospace Portfolio
Fund Summary Fund: Defense and Aerospace Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Defense and Aerospace Portfolio Class: Defense and Aerospace Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Defense and Aerospace Portfolio Class: Defense and Aerospace Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Defense and Aerospace Portfolio Class: Defense and Aerospace Portfolio
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.69%	December 31, 2003
Lowest Quarter Return	-18.55%	December 31, 2008
Year-to-Date Return	10.44%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Defense and Aerospace Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Defense and Aerospace Portfolio	7.33%	2.86%	9.68%
Return After Taxes on Distributions Class: Defense and Aerospace Portfolio	7.20%	2.27%	9.14%
Return After Taxes on Distributions and Sale of Fund Shares Class: Defense and Aerospace Portfolio	4.93%	2.38%	8.55%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Aerospace & Defense 25/50 Index (reflects no deduction for fees, expenses, or taxes)	3.97%	3.63%	9.31%

Environment and Alternative Energy Portfolio
Fund Summary Fund: Environment and Alternative Energy Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Environment and Alternative Energy Portfolio Class: Environment and Alternative Energy Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Environment and Alternative Energy Portfolio Class: Environment and Alternative Energy Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.45%
Total annual fund operating expenses	1.01%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Environment and Alternative Energy Portfolio Class: Environment and Alternative Energy Portfolio
1 year	103
3 years	322
5 years	558
10 years	1,236

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 183% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup efforts or development of new technologies, and can be subject to risks associated with hazardous materials.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to July 1, 2010, the fund was named Environmental Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.39%	June 30, 2009
Lowest Quarter Return	-25.92%	September 30, 2011
Year-to-Date Return	8.96%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Environment and Alternative Energy Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Environment and Alternative Energy Portfolio	(14.30%)	(2.03%)	2.37%
Return After Taxes on Distributions Class: Environment and Alternative Energy Portfolio	(14.46%)	(2.13%)	2.31%
Return After Taxes on Distributions and Sale of Fund Shares Class: Environment and Alternative Energy Portfolio	(9.08%)	(1.72%)	2.04%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
FTSE�� Environmental Opportunities & Alternative Energy Index (reflects no deduction for fees, expenses, or taxes)	(8.42%)	(5.81%)	3.29%

Industrial Equipment Portfolio
Fund Summary Fund: Industrial Equipment Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Industrial Equipment Portfolio Class: Industrial Equipment Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Industrial Equipment Portfolio Class: Industrial Equipment Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.84%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Industrial Equipment Portfolio Class: Industrial Equipment Portfolio
1 year	86
3 years	268
5 years	466
10 years	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.86%	June 30, 2009
Lowest Quarter Return	-28.55%	December 31, 2008
Year-to-Date Return	18.59%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Industrial Equipment Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Industrial Equipment Portfolio	(7.69%)	2.40%	5.70%
Return After Taxes on Distributions Class: Industrial Equipment Portfolio	(7.83%)	2.04%	5.33%
Return After Taxes on Distributions and Sale of Fund Shares Class: Industrial Equipment Portfolio	(4.78%)	2.04%	4.95%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Capital Goods 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.06%)	0.44%	4.02%

Industrials Portfolio
Fund Summary Fund: Industrials Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Industrials Portfolio Class: Industrials Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Industrials Portfolio Class: Industrials Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Industrials Portfolio Class: Industrials Portfolio
1 year	89
3 years	278
5 years	482
10 years	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Cyclical Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.63%	June 30, 2009
Lowest Quarter Return	-25.19%	December 31, 2008
Year-to-Date Return	15.08%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Industrials Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Industrials Portfolio	(4.88%)	4.06%	7.91%
Return After Taxes on Distributions Class: Industrials Portfolio	(5.32%)	3.60%	7.22%
Return After Taxes on Distributions and Sale of Fund Shares Class: Industrials Portfolio	(2.51%)	3.42%	6.80%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Industrials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	0.84%	4.34%

Transportation Portfolio
Fund Summary Fund: Transportation Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Transportation Portfolio Class: Transportation Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Transportation Portfolio Class: Transportation Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual fund operating expenses	0.88%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Transportation Portfolio Class: Transportation Portfolio
1 year	90
3 years	281
5 years	488
10 years	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.82%	June 30, 2003
Lowest Quarter Return	-22.05%	September 30, 2002
Year-to-Date Return	8.81%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Transportation Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Transportation Portfolio	(5.28%)	3.66%	7.96%
Return After Taxes on Distributions Class: Transportation Portfolio	(6.21%)	3.05%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares Class: Transportation Portfolio	(2.36%)	3.07%	7.00%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Transportation 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(5.33%)	3.51%	7.47%

Communications Equipment Portfolio
Fund Summary Fund: Communications Equipment Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Communications Equipment Portfolio Class: Communications Equipment Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Communications Equipment Portfolio Class: Communications Equipment Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Communications Equipment Portfolio Class: Communications Equipment Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Developing Communications Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.25%	June 30, 2009
Lowest Quarter Return	-30.89%	June 30, 2002
Year-to-Date Return	15.14%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Communications Equipment Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Communications Equipment Portfolio	(16.68%)	1.68%	1.64%
Return After Taxes on Distributions Class: Communications Equipment Portfolio	(16.70%)	1.66%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares Class: Communications Equipment Portfolio	(10.82%)	1.43%	1.41%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Communications Equipment Index (reflects no deduction for fees, expenses, or taxes)	(17.68%)	(3.18%)	0.19%

Computers Portfolio
Fund Summary Fund: Computers Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Computers Portfolio Class: Computers Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Computers Portfolio Class: Computers Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Computers Portfolio Class: Computers Portfolio
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 193% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.40%	June 30, 2003
Lowest Quarter Return	-28.76%	December 31, 2008
Year-to-Date Return	25.29%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Computers Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Computers Portfolio	(4.48%)	6.42%	3.55%
Return After Taxes on Distributions Class: Computers Portfolio	(4.48%)	6.42%	3.55%
Return After Taxes on Distributions and Sale of Fund Shares Class: Computers Portfolio	(2.91%)	5.55%	3.08%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Computers & Peripherals Index (reflects no deduction for fees, expenses, or taxes)	(3.36%)	10.05%	6.94%

Electronics Portfolio
Fund Summary Fund: Electronics Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Electronics Portfolio Class: Electronics Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Electronics Portfolio Class: Electronics Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.84%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Electronics Portfolio Class: Electronics Portfolio
1 year	86
3 years	268
5 years	466
10 years	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 137% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.61%	September 30, 2009
Lowest Quarter Return	-37.41%	September 30, 2002
Year-to-Date Return	23.64%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Electronics Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Electronics Portfolio	(8.49%)	0.74%	(0.79%)
Return After Taxes on Distributions Class: Electronics Portfolio	(8.51%)	0.66%	(0.83%)
Return After Taxes on Distributions and Sale of Fund Shares Class: Electronics Portfolio	(5.50%)	0.62%	(0.68%)
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Semiconductors & Semiconductor Equipment 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(7.84%)	(0.31%)

IT Services Portfolio
Fund Summary Fund: IT Services Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	IT Services Portfolio Class: IT Services Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	IT Services Portfolio Class: IT Services Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.91%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	IT Services Portfolio Class: IT Services Portfolio
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 143% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing information technology services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  IT Services Industry Concentration. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Business Service and Outsourcing Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.56%	September 30, 2009
Lowest Quarter Return	-23.79%	December 31, 2008
Year-to-Date Return	18.48%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns IT Services Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: IT Services Portfolio	2.25%	7.59%	6.36%
Return After Taxes on Distributions Class: IT Services Portfolio	2.02%	7.07%	5.87%
Return After Taxes on Distributions and Sale of Fund Shares Class: IT Services Portfolio	1.81%	6.45%	5.46%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM IT Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	14.66%	6.71%	1.48%

Software and Computer Services Portfolio
Fund Summary Fund: Software and Computer Services Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Software and Computer Services Portfolio Class: Software and Computer Services Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Software and Computer Services Portfolio Class: Software and Computer Services Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.82%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Software and Computer Services Portfolio Class: Software and Computer Services Portfolio
1 year	84
3 years	262
5 years	455
10 years	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 238% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Software and Computer Services Industry Concentration. The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.58%	December 31, 2002
Lowest Quarter Return	-22.79%	September 30, 2002
Year-to-Date Return	20.44%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Software and Computer Services Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Software and Computer Services Portfolio	2.18%	7.07%	6.95%
Return After Taxes on Distributions Class: Software and Computer Services Portfolio	(1.04%)	6.28%	6.54%
Return After Taxes on Distributions and Sale of Fund Shares Class: Software and Computer Services Portfolio	3.10%	5.88%	6.00%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Software & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	4.28%	4.93%	3.33%

Technology Portfolio
Fund Summary Fund: Technology Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Technology Portfolio Class: Technology Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Technology Portfolio Class: Technology Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.82%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Technology Portfolio Class: Technology Portfolio
1 year	84
3 years	262
5 years	455
10 years	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 196% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	32.35%	June 30, 2009
Lowest Quarter Return	-27.69%	December 31, 2008
Year-to-Date Return	22.17%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Technology Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Technology Portfolio	(9.56%)	5.02%	3.68%
Return After Taxes on Distributions Class: Technology Portfolio	(9.56%)	5.01%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares Class: Technology Portfolio	(6.21%)	4.32%	3.19%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Information Technology 25/50 Index (reflects no deduction for fees, expenses, or taxes)	0.66%	4.00%	2.55%

Chemicals Portfolio
Fund Summary Fund: Chemicals Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Chemicals Portfolio Class: Chemicals Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Chemicals Portfolio Class: Chemicals Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.85%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Chemicals Portfolio Class: Chemicals Portfolio
1 year	87
3 years	271
5 years	471
10 years	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemical Industry Concentration. The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.28%	September 30, 2009
Lowest Quarter Return	-31.90%	December 31, 2008
Year-to-Date Return	18.14%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Chemicals Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Chemicals Portfolio	0.29%	9.54%	11.69%
Return After Taxes on Distributions Class: Chemicals Portfolio	0.19%	9.14%	11.10%
Return After Taxes on Distributions and Sale of Fund Shares Class: Chemicals Portfolio	0.32%	8.18%	10.27%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Chemicals 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(1.08%)	7.47%	9.14%

Retail | Gold Portfolio
Fund Summary Fund/Class: Gold Portfolio/Gold Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Gold Portfolio Class: Gold Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Gold Portfolio Class: Gold Portfolio
Management fee		0.56%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.33%
Acquired fund fees and expenses	[1]	0.01%
Total annual operating expenses	[2]	0.90%
Fee waiver and/or expense reimbursement	[1]	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.89%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Gold Portfolio Class: Gold Portfolio
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.72%	March 31, 2002
Lowest Quarter Return	-28.72%	September 30, 2008
Year-to-Date Return	-3.46%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Retail Gold Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Gold Portfolio	(16.34%)	9.17%	18.26%
Return After Taxes on Distributions Class: Gold Portfolio	(17.51%)	7.69%	16.60%
Return After Taxes on Distributions and Sale of Fund Shares Class: Gold Portfolio	(10.14%)	7.37%	15.82%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)	(16.56%)	6.84%	16.24%

Retail | Materials Portfolio
Fund Summary Fund/Class: Materials Portfolio/Materials Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Materials Portfolio Class: Materials Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Materials Portfolio Class: Materials Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.85%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Materials Portfolio Class: Materials Portfolio
1 year	87
3 years	271
5 years	471
10 years	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Industrial Materials Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	September 30, 2009
Lowest Quarter Return	-30.14%	December 31, 2008
Year-to-Date Return	12.72%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Retail Materials Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Materials Portfolio	(8.20%)	7.32%	12.81%
Return After Taxes on Distributions Class: Materials Portfolio	(8.41%)	7.00%	12.26%
Return After Taxes on Distributions and Sale of Fund Shares Class: Materials Portfolio	(5.06%)	6.29%	11.34%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(9.30%)	2.96%	7.69%

Wireless Portfolio
Fund Summary Fund: Wireless Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Wireless Portfolio Class: Wireless Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Wireless Portfolio Class: Wireless Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Wireless Portfolio Class: Wireless Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Wireless Industry Concentration. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.87%	June 30, 2003
Lowest Quarter Return	-30.50%	June 30, 2002
Year-to-Date Return	8.28%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Wireless Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Wireless Portfolio	(0.96%)	3.10%	4.78%
Return After Taxes on Distributions Class: Wireless Portfolio	(2.22%)	2.62%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares Class: Wireless Portfolio	(0.18%)	2.52%	4.10%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
S&P�� Custom Wireless Index (reflects no deduction for fees, expenses, or taxes)	(5.78%)	(2.95%)

Retail | Telecommunications Portfolio
Fund Summary Fund/Class: Telecommunications Portfolio/Telecommunications Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Telecommunications Portfolio Class: Telecommunications Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Telecommunications Portfolio Class: Telecommunications Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Telecommunications Portfolio Class: Telecommunications Portfolio
1 year	92
3 years	287
5 years	498
10 years	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.60%	December 31, 2002
Lowest Quarter Return	-29.29%	June 30, 2002
Year-to-Date Return	6.39%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Retail Telecommunications Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Telecommunications Portfolio	(4.24%)	(0.55%)	3.06%
Return After Taxes on Distributions Class: Telecommunications Portfolio	(4.45%)	(0.77%)	2.89%
Return After Taxes on Distributions and Sale of Fund Shares Class: Telecommunications Portfolio	(2.48%)	(0.49%)	2.63%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.09%)	(0.57%)	0.86%

Utilities Portfolio
Fund Summary Fund: Utilities Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Utilities Portfolio Class: Utilities Portfolio
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Utilities Portfolio Class: Utilities Portfolio
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Utilities Portfolio Class: Utilities Portfolio
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 202% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.50%	June 30, 2003
Lowest Quarter Return	-26.14%	September 30, 2008
Year-to-Date Return	-0.15%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Utilities Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Utilities Portfolio	13.09%	1.65%	5.37%
Return After Taxes on Distributions Class: Utilities Portfolio	12.73%	1.30%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares Class: Utilities Portfolio	8.97%	1.36%	4.60%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
MSCI�� U.S. IM Utilities 25/50 Index (reflects no deduction for fees, expenses, or taxes)	19.12%	3.83%	6.87%

A T B C | Consumer Staples Portfolio
Fund Summary Fund/Class: Consumer Staples Portfolio/Fidelity Advisor® Consumer Staples Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Consumer Staples Portfolio	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Consumer Staples Portfolio	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.29%	0.32%	0.35%	0.29%
Total annual operating expenses	1.10%	1.38%	1.91%	1.85%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Consumer Staples Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	681	486	194	288
3 years	905	772	900	582
5 years	1,146	1,079	1,232	1,001
10 years	1,838	1,949	1,923	2,169

Hold Shares
Expense Example, No Redemption A T B C Consumer Staples Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	681	486	194	188
3 years	905	772	600	582
5 years	1,146	1,079	1,032	1,001
10 years	1,838	1,949	1,923	2,169

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.42%	June 30, 2009
Lowest Quarter Return	-13.00%	December 31, 2008
Year-to-Date Return	8.20%	March 31, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011

Average Annual Total Returns A T B C Consumer Staples Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class A	2.31%	5.92%	5.98%	[1]	Dec 12, 2006
Return Before Taxes Class T	4.45%	6.10%	6.16%	[1]	Dec 12, 2006
Return Before Taxes Class B	2.68%	5.99%	6.21%	[1]	Dec 12, 2006
Return Before Taxes Class C	6.73%	6.36%	6.41%	[1]	Dec 12, 2006
Return After Taxes on Distributions Class A	1.67%	5.45%	5.52%	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class A	2.17%	5.00%	5.06%	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
MSCI�� U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)	13.82%	7.52%	7.58%	[1]	Dec 12, 2006
[1]	From December 12, 2006.

Inst | Consumer Staples Portfolio
Fund Summary Class: Consumer Staples Portfolio/Fidelity Advisor® Consumer Staples Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Consumer Staples Portfolio Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Consumer Staples Portfolio Institutional Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Consumer Staples Portfolio Institutional Class
1 year	89
3 years	278
5 years	482
10 years	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.49%	June 30, 2009
Lowest Quarter Return	-12.95%	December 31, 2008
Year-to-Date Return	8.27%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Inst Consumer Staples Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Institutional Class	8.79%	7.44%	7.50%	[1]	Dec 12, 2006
Return After Taxes on Distributions Institutional Class	8.07%	6.94%	7.00%	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	6.46%	6.33%	6.38%	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
MSCI�� U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)	13.82%	7.52%	7.58%	[1]	Dec 12, 2006
[1]	From December 12, 2006.

A T B C | Gold Portfolio
Fund Summary Fund/Class: Gold Portfolio/Fidelity Advisor® Gold Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Gold Portfolio	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Gold Portfolio		Class A		Class T	Class B		Class C
Management fee		0.56%		0.56%	0.56%		0.56%
Distribution and/or Service (12b-1) fees		0.25%		0.50%	1.00%		1.00%
Other expenses		0.33%		0.36%	0.34%		0.31%
Acquired fund fees and expenses	[1]	0.01%		0.01%	0.01%		0.01%
Total annual operating expenses		1.15%	[2]	1.43%	1.91%	[2]	1.88%	[2]
Fee waiver and/or expense reimbursement	[1]	0.01%		0.01%	0.01%		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.14%		1.42%	1.90%		1.87%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Gold Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	685	489	693	290
3 years	916	784	897	588
5 years	1,167	1,099	1,226	1,011
10 years	1,881	1,992	1,931	2,190

Hold Shares
Expense Example, No Redemption A T B C Gold Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	685	489	193	190
3 years	916	784	597	588
5 years	1,167	1,099	1,026	1,011
10 years	1,881	1,992	1,931	2,190

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	24.85%	September 30, 2007
Lowest Quarter Return	-28.80%	September 30, 2008
Year-to-Date Return	-3.50%	March 31, 2012

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns A T B C Gold Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class A	(21.36%)	7.58%	7.44%	[1]	Dec 12, 2006
Return Before Taxes Class T	(19.69%)	7.82%	7.67%	[1]	Dec 12, 2006
Return Before Taxes Class B	(21.12%)	7.74%	7.73%	[1]	Dec 12, 2006
Return Before Taxes Class C	(17.94%)	8.04%	7.88%	[1]	Dec 12, 2006
Return After Taxes on Distributions Class A	(22.46%)	6.13%	6.01%	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class A	(13.43%)	5.99%	5.87%	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
S&P�� Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)	(16.56%)	6.84%	6.80%	[1]	Dec 12, 2006
[1]	From December 12, 2006.

Inst | Gold Portfolio
Fund Summary Fund/Class: Gold Portfolio/Fidelity Advisor® Gold Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Gold Portfolio Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Gold Portfolio Institutional Class
Management fee		0.56%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.25%
Acquired fund fees and expenses	[1]	0.01%
Total annual operating expenses		0.82%
Fee waiver and/or expense reimbursement	[1]	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.81%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Gold Portfolio Institutional Class
1 year	83
3 years	259
5 years	450
10 years	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.95%	September 30, 2007
Lowest Quarter Return	-28.74%	September 30, 2008
Year-to-Date Return	-3.44%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Inst Gold Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Institutional Class	(16.28%)	9.19%	9.04%	[1]	Dec 12, 2006
Return After Taxes on Distributions Institutional Class	(17.45%)	7.68%	7.55%	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	(10.10%)	7.38%	7.25%	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
S&P�� Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)	(16.56%)	6.84%	6.80%	[1]	Dec 12, 2006
[1]	From December 12, 2006.

A T B C | Materials Portfolio
Fund Summary Fund/Class: Materials Portfolio/Fidelity Advisor® Materials Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Materials Portfolio	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Materials Portfolio	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.32%	0.36%	0.35%	0.33%
Total annual operating expenses	1.13%	1.42%	1.91%	1.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Materials Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	684	489	694	292
3 years	913	784	900	594
5 years	1,161	1,099	1,232	1,021
10 years	1,871	1,992	1,935	2,212

Hold Shares
Expense Example, No Redemption A T B C Materials Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	684	489	194	192
3 years	913	784	600	594
5 years	1,161	1,099	1,032	1,021
10 years	1,871	1,992	1,935	2,212

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	26.39%	September 30, 2009
Lowest Quarter Return	-30.17%	December 31, 2008
Year-to-Date Return	12.65%	March 31, 2012

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns A T B C Materials Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class A	(13.72%)	5.81%	5.94%	[1]	Dec 12, 2006
Return Before Taxes Class T	(11.92%)	5.97%	6.10%	[1]	Dec 12, 2006
Return Before Taxes Class B	(13.70%)	5.88%	6.16%	[1]	Dec 12, 2006
Return Before Taxes Class C	(10.07%)	6.21%	6.32%	[1]	Dec 12, 2006
Return After Taxes on Distributions Class A	(13.88%)	5.53%	5.66%	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class A	(8.70%)	4.97%	5.09%	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
MSCI�� U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(9.30%)	2.96%	3.01%	[1]	Dec 12, 2006
[1]	From December 12, 2006.

Inst | Materials Portfolio
Fund Summary Fund/Class: Materials Portfolio/Fidelity Advisor® Materials Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Materials Portfolio Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Materials Portfolio Institutional Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	0.84%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Materials Portfolio Institutional Class
1 year	86
3 years	268
5 years	466
10 years	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	September 30, 2009
Lowest Quarter Return	-30.13%	December 31, 2008
Year-to-Date Return	12.73%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Inst Materials Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Institutional Class	(8.20%)	7.32%	7.43%	[1]	Dec 12, 2006
Return After Taxes on Distributions Institutional Class	(8.41%)	6.99%	7.11%	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	(5.05%)	6.28%	6.39%	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
MSCI�� U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(9.30%)	2.96%	3.01%	[1]	Dec 12, 2006
[1]	From December 12, 2006.

A T B C | Telecommunications Portfolio
Fund Summary Fund/Class: Telecommunications Portfolio/Fidelity Advisor® Telecommunications Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Telecommunications Portfolio	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Telecommunications Portfolio	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.39%	0.43%	0.39%	0.37%
Total annual operating expenses	1.20%	1.49%	1.95%	1.93%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Telecommunications Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	690	496	698	296
3 years	934	805	912	606
5 years	1,197	1,135	1,252	1,042
10 years	1,946	2,067	1,989	2,254

Hold Shares
Expense Example, No Redemption A T B C Telecommunications Portfolio (USD $)	Class A	Class T	Class B	Class C
1 year	690	496	198	196
3 years	934	805	612	606
5 years	1,197	1,135	1,052	1,042
10 years	1,946	2,067	1,989	2,254

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.58%	June 30, 2009
Lowest Quarter Return	-22.06%	December 31, 2008
Year-to-Date Return	6.29%	March 31, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011

Average Annual Total Returns A T B C Telecommunications Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class A	(10.01%)	(1.99%)	(1.63%)	[1]	Dec 12, 2006
Return Before Taxes Class T	(8.12%)	(1.80%)	(1.45%)	[1]	Dec 12, 2006
Return Before Taxes Class B	(9.95%)	(1.95%)	(1.41%)	[1]	Dec 12, 2006
Return Before Taxes Class C	(6.14%)	(1.55%)	(1.20%)	[1]	Dec 12, 2006
Return After Taxes on Distributions Class A	(10.17%)	(2.17%)	(1.82%)	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class A	(6.30%)	(1.70%)	(1.40%)	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
MSCI�� U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.09%)	(0.57%)	(0.35%)	[1]	Dec 12, 2006
[1]	From December 12, 2006.

Inst | Telecommunications Portfolio
Fund Summary Class: Telecommunications Portfolio/Fidelity Advisor® Telecommunications Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Telecommunications Portfolio Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Telecommunications Portfolio Institutional Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual operating expenses	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Telecommunications Portfolio Institutional Class
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.68%	June 30, 2009
Lowest Quarter Return	-21.99%	December 31, 2008
Year-to-Date Return	6.38%	March 31, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011

Average Annual Total Returns Inst Telecommunications Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Institutional Class	(4.25%)	(0.51%)	(0.16%)	[1]	Dec 12, 2006
Return After Taxes on Distributions Institutional Class	(4.46%)	(0.74%)	(0.39%)	[1]	Dec 12, 2006
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	(2.49%)	(0.45%)	(0.16%)	[1]	Dec 12, 2006
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	(0.13%)	[1]	Dec 12, 2006
MSCI�� U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(2.09%)	(0.57%)	(0.35%)	[1]	Dec 12, 2006
[1]	From December 12, 2006.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2012
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000320351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2012
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Automotive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Automotive Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Automotive Industry Concentration. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	81.42%	June 30, 2009
Lowest Quarter Return	-44.67%	December 31, 2008
Year-to-Date Return	23.40%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Automotive Portfolio | Class: Automotive Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.48%)
2003	rr_AnnualReturn2003	43.53%
2004	rr_AnnualReturn2004	7.11%
2005	rr_AnnualReturn2005	(1.75%)
2006	rr_AnnualReturn2006	13.33%
2007	rr_AnnualReturn2007	0.01%
2008	rr_AnnualReturn2008	(61.20%)
2009	rr_AnnualReturn2009	122.28%
2010	rr_AnnualReturn2010	46.18%
2011	rr_AnnualReturn2011	(26.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	81.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(44.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Automotive Portfolio | Return Before Taxes | Class: Automotive Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Automotive Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(26.16%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.42%)
Past 10 years	rr_AverageAnnualReturnYear10	4.07%
Automotive Portfolio | Return After Taxes on Distributions | Class: Automotive Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Automotive Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(26.90%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.97%)
Past 10 years	rr_AverageAnnualReturnYear10	3.78%
Automotive Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Automotive Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Automotive Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(15.88%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.32%)
Past 10 years	rr_AverageAnnualReturnYear10	3.47%
Automotive Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Automotive Portfolio | S&P�� Custom Automobiles & Components Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Automobiles & Components Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(22.69%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.82%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.78%)
Construction and Housing Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Construction and Housing Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Construction and Housing Industry Concentration. The construction and housing industry can be significantly affected by changes in housing starts, the level of new and existing home sales, government spending, public works, interest rates, consumer confidence and spending, taxation, and demographic patterns.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.65%	December 31, 2011
Lowest Quarter Return	-22.43%	September 30, 2002
Year-to-Date Return	18.43%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Construction and Housing Portfolio | Class: Construction and Housing Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(8.50%)
2003	rr_AnnualReturn2003	44.09%
2004	rr_AnnualReturn2004	28.52%
2005	rr_AnnualReturn2005	9.36%
2006	rr_AnnualReturn2006	7.12%
2007	rr_AnnualReturn2007	(13.87%)
2008	rr_AnnualReturn2008	(26.81%)
2009	rr_AnnualReturn2009	22.92%
2010	rr_AnnualReturn2010	21.54%
2011	rr_AnnualReturn2011	2.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.43%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Construction and Housing Portfolio | Return Before Taxes | Class: Construction and Housing Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Construction and Housing Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.89%
Past 5 years	rr_AverageAnnualReturnYear05	(0.63%)
Past 10 years	rr_AverageAnnualReturnYear10	6.76%
Construction and Housing Portfolio | Return After Taxes on Distributions | Class: Construction and Housing Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Construction and Housing Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	2.78%
Past 5 years	rr_AverageAnnualReturnYear05	(1.18%)
Past 10 years	rr_AverageAnnualReturnYear10	6.22%
Construction and Housing Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Construction and Housing Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Construction and Housing Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	2.02%
Past 5 years	rr_AverageAnnualReturnYear05	(0.60%)
Past 10 years	rr_AverageAnnualReturnYear10	5.93%
Construction and Housing Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Construction and Housing Portfolio | MSCI�� U.S. IM Custom Construction & Housing 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Custom Construction & Housing 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	1.80%
Past 5 years	rr_AverageAnnualReturnYear05	(3.17%)
Past 10 years	rr_AverageAnnualReturnYear10
Consumer Discretionary Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Consumer Discretionary Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 174% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Consumer Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.12%	September 30, 2009
Lowest Quarter Return	-22.55%	December 31, 2008
Year-to-Date Return	17.82%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Consumer Discretionary Portfolio | Class: Consumer Discretionary Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.08%)
2003	rr_AnnualReturn2003	23.90%
2004	rr_AnnualReturn2004	9.23%
2005	rr_AnnualReturn2005	2.82%
2006	rr_AnnualReturn2006	13.06%
2007	rr_AnnualReturn2007	(8.31%)
2008	rr_AnnualReturn2008	(34.64%)
2009	rr_AnnualReturn2009	38.12%
2010	rr_AnnualReturn2010	31.24%
2011	rr_AnnualReturn2011	(1.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Consumer Discretionary Portfolio | Return Before Taxes | Class: Consumer Discretionary Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Discretionary Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(1.66%)
Past 5 years	rr_AverageAnnualReturnYear05	1.33%
Past 10 years	rr_AverageAnnualReturnYear10	3.38%
Consumer Discretionary Portfolio | Return After Taxes on Distributions | Class: Consumer Discretionary Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Discretionary Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(2.75%)
Past 5 years	rr_AverageAnnualReturnYear05	0.63%
Past 10 years	rr_AverageAnnualReturnYear10	2.77%
Consumer Discretionary Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Consumer Discretionary Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Discretionary Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.62%)
Past 5 years	rr_AverageAnnualReturnYear05	0.99%
Past 10 years	rr_AverageAnnualReturnYear10	2.80%
Consumer Discretionary Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Consumer Discretionary Portfolio | MSCI�� U.S. IM Consumer Discretionary 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Consumer Discretionary 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	3.83%
Past 5 years	rr_AverageAnnualReturnYear05	1.82%
Past 10 years	rr_AverageAnnualReturnYear10	4.19%
Leisure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Leisure Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Leisure Industry Concentration. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.69%	June 30, 2003
Lowest Quarter Return	-16.97%	June 30, 2002
Year-to-Date Return	15.87%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Leisure Portfolio | Class: Leisure Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.13%)
2003	rr_AnnualReturn2003	41.85%
2004	rr_AnnualReturn2004	17.51%
2005	rr_AnnualReturn2005	3.99%
2006	rr_AnnualReturn2006	16.28%
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	(29.05%)
2009	rr_AnnualReturn2009	24.25%
2010	rr_AnnualReturn2010	37.88%
2011	rr_AnnualReturn2011	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Leisure Portfolio | Return Before Taxes | Class: Leisure Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Leisure Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.85%
Past 5 years	rr_AverageAnnualReturnYear05	6.03%
Past 10 years	rr_AverageAnnualReturnYear10	7.86%
Leisure Portfolio | Return After Taxes on Distributions | Class: Leisure Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Leisure Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.83%
Past 5 years	rr_AverageAnnualReturnYear05	5.65%
Past 10 years	rr_AverageAnnualReturnYear10	7.26%
Leisure Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Leisure Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Leisure Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.82%
Past 5 years	rr_AverageAnnualReturnYear05	5.07%
Past 10 years	rr_AverageAnnualReturnYear10	6.76%
Leisure Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Leisure Portfolio | MSCI�� U.S. IM Consumer Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Consumer Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	8.59%
Past 5 years	rr_AverageAnnualReturnYear05	5.26%
Past 10 years	rr_AverageAnnualReturnYear10	10.72%
Multimedia Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Multimedia Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Multimedia Industry Concentration. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competition, technology, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.17%	June 30, 2003
Lowest Quarter Return	-24.41%	December 31, 2008
Year-to-Date Return	16.03%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Multimedia Portfolio | Class: Multimedia Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.84%)
2003	rr_AnnualReturn2003	43.89%
2004	rr_AnnualReturn2004	3.01%
2005	rr_AnnualReturn2005	7.44%
2006	rr_AnnualReturn2006	13.97%
2007	rr_AnnualReturn2007	(9.28%)
2008	rr_AnnualReturn2008	(39.29%)
2009	rr_AnnualReturn2009	54.41%
2010	rr_AnnualReturn2010	25.80%
2011	rr_AnnualReturn2011	1.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Multimedia Portfolio | Return Before Taxes | Class: Multimedia Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Multimedia Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.83%
Past 5 years	rr_AverageAnnualReturnYear05	1.73%
Past 10 years	rr_AverageAnnualReturnYear10	5.59%
Multimedia Portfolio | Return After Taxes on Distributions | Class: Multimedia Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Multimedia Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	1.63%
Past 5 years	rr_AverageAnnualReturnYear05	1.15%
Past 10 years	rr_AverageAnnualReturnYear10	4.73%
Multimedia Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Multimedia Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Multimedia Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.46%
Past 5 years	rr_AverageAnnualReturnYear05	1.41%
Past 10 years	rr_AverageAnnualReturnYear10	4.62%
Multimedia Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Multimedia Portfolio | MSCI�� U.S. IM Media 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Media 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	5.54%
Past 5 years	rr_AverageAnnualReturnYear05	0.03%
Past 10 years	rr_AverageAnnualReturnYear10	0.23%
Retailing Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Retailing Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 217% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	217.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Retail Industry Concentration. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.55%	June 30, 2003
Lowest Quarter Return	-20.25%	September 30, 2002
Year-to-Date Return	20.23%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retailing Portfolio | Class: Retailing Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.94%)
2003	rr_AnnualReturn2003	31.10%
2004	rr_AnnualReturn2004	16.10%
2005	rr_AnnualReturn2005	7.13%
2006	rr_AnnualReturn2006	15.12%
2007	rr_AnnualReturn2007	(7.97%)
2008	rr_AnnualReturn2008	(29.58%)
2009	rr_AnnualReturn2009	57.82%
2010	rr_AnnualReturn2010	28.06%
2011	rr_AnnualReturn2011	3.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.23%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Retailing Portfolio | Return Before Taxes | Class: Retailing Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retailing Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	3.36%
Past 5 years	rr_AverageAnnualReturnYear05	6.24%
Past 10 years	rr_AverageAnnualReturnYear10	7.49%
Retailing Portfolio | Return After Taxes on Distributions | Class: Retailing Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retailing Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	2.20%
Past 5 years	rr_AverageAnnualReturnYear05	5.00%
Past 10 years	rr_AverageAnnualReturnYear10	6.54%
Retailing Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Retailing Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retailing Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.74%
Past 5 years	rr_AverageAnnualReturnYear05	4.99%
Past 10 years	rr_AverageAnnualReturnYear10	6.32%
Retailing Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Retailing Portfolio | MSCI�� U.S. IM Retailing 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Retailing 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	5.68%
Past 5 years	rr_AverageAnnualReturnYear05	3.41%
Past 10 years	rr_AverageAnnualReturnYear10	6.08%
Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Energy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.43%	December 31, 2010
Lowest Quarter Return	-37.94%	September 30, 2008
Year-to-Date Return	6.73%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Energy Portfolio | Class: Energy Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(11.48%)
2003	rr_AnnualReturn2003	22.87%
2004	rr_AnnualReturn2004	31.68%
2005	rr_AnnualReturn2005	51.99%
2006	rr_AnnualReturn2006	14.21%
2007	rr_AnnualReturn2007	45.53%
2008	rr_AnnualReturn2008	(54.00%)
2009	rr_AnnualReturn2009	47.09%
2010	rr_AnnualReturn2010	18.99%
2011	rr_AnnualReturn2011	(4.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.73%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Energy Portfolio | Return Before Taxes | Class: Energy Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Energy Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.85%)
Past 5 years	rr_AverageAnnualReturnYear05	2.20%
Past 10 years	rr_AverageAnnualReturnYear10	10.73%
Energy Portfolio | Return After Taxes on Distributions | Class: Energy Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Energy Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.97%)
Past 5 years	rr_AverageAnnualReturnYear05	1.90%
Past 10 years	rr_AverageAnnualReturnYear10	10.19%
Energy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Energy Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Energy Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.99%)
Past 5 years	rr_AverageAnnualReturnYear05	1.93%
Past 10 years	rr_AverageAnnualReturnYear10	9.48%
Energy Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Energy Portfolio | MSCI�� U.S. IM Energy 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Energy 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.99%
Past 5 years	rr_AverageAnnualReturnYear05	4.83%
Past 10 years	rr_AverageAnnualReturnYear10	12.06%
Energy Service Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Energy Service Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.42%	June 30, 2009
Lowest Quarter Return	-50.71%	December 31, 2008
Year-to-Date Return	4.87%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Energy Service Portfolio | Class: Energy Service Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(0.68%)
2003	rr_AnnualReturn2003	7.59%
2004	rr_AnnualReturn2004	34.93%
2005	rr_AnnualReturn2005	54.14%
2006	rr_AnnualReturn2006	8.64%
2007	rr_AnnualReturn2007	55.21%
2008	rr_AnnualReturn2008	(63.16%)
2009	rr_AnnualReturn2009	61.96%
2010	rr_AnnualReturn2010	27.92%
2011	rr_AnnualReturn2011	(12.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(50.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Energy Service Portfolio | Return Before Taxes | Class: Energy Service Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Energy Service Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(12.56%)
Past 5 years	rr_AverageAnnualReturnYear05	0.70%
Past 10 years	rr_AverageAnnualReturnYear10	9.60%
Energy Service Portfolio | Return After Taxes on Distributions | Class: Energy Service Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Energy Service Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(12.56%)
Past 5 years	rr_AverageAnnualReturnYear05	0.49%
Past 10 years	rr_AverageAnnualReturnYear10	9.39%
Energy Service Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Energy Service Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Energy Service Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(8.16%)
Past 5 years	rr_AverageAnnualReturnYear05	0.66%
Past 10 years	rr_AverageAnnualReturnYear10	8.61%
Energy Service Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Energy Service Portfolio | MSCI�� U.S. IM Energy Equipment & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Energy Equipment & Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(7.84%)
Past 5 years	rr_AverageAnnualReturnYear05	2.82%
Past 10 years	rr_AverageAnnualReturnYear10	10.92%
Natural Gas Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Natural Gas Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Gas Industry Concentration. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	June 30, 2009
Lowest Quarter Return	-40.29%	September 30, 2008
Year-to-Date Return	3.52%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Natural Gas Portfolio | Class: Natural Gas Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.55%)
2003	rr_AnnualReturn2003	28.68%
2004	rr_AnnualReturn2004	40.26%
2005	rr_AnnualReturn2005	45.71%
2006	rr_AnnualReturn2006	5.24%
2007	rr_AnnualReturn2007	40.91%
2008	rr_AnnualReturn2008	(56.65%)
2009	rr_AnnualReturn2009	56.32%
2010	rr_AnnualReturn2010	6.43%
2011	rr_AnnualReturn2011	(7.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Natural Gas Portfolio | Return Before Taxes | Class: Natural Gas Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Natural Gas Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(7.67%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.26%)
Past 10 years	rr_AverageAnnualReturnYear10	8.92%
Natural Gas Portfolio | Return After Taxes on Distributions | Class: Natural Gas Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Natural Gas Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(7.79%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.75%)
Past 10 years	rr_AverageAnnualReturnYear10	8.17%
Natural Gas Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Natural Gas Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Natural Gas Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(4.81%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.98%)
Past 10 years	rr_AverageAnnualReturnYear10	7.84%
Natural Gas Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Natural Gas Portfolio | S&P�� Custom Natural Gas Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Natural Gas Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	4.01%
Past 5 years	rr_AverageAnnualReturnYear05	6.22%
Past 10 years	rr_AverageAnnualReturnYear10
Natural Resources Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Natural Resources Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.75%	December 31, 2010
Lowest Quarter Return	-37.37%	September 30, 2008
Year-to-Date Return	6.49%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Natural Resources Portfolio | Class: Natural Resources Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(11.74%)
2003	rr_AnnualReturn2003	29.48%
2004	rr_AnnualReturn2004	23.54%
2005	rr_AnnualReturn2005	46.01%
2006	rr_AnnualReturn2006	19.07%
2007	rr_AnnualReturn2007	50.08%
2008	rr_AnnualReturn2008	(52.39%)
2009	rr_AnnualReturn2009	51.74%
2010	rr_AnnualReturn2010	23.09%
2011	rr_AnnualReturn2011	(9.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.49%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Natural Resources Portfolio | Return Before Taxes | Class: Natural Resources Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Natural Resources Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(9.25%)
Past 5 years	rr_AverageAnnualReturnYear05	3.90%
Past 10 years	rr_AverageAnnualReturnYear10	11.51%
Natural Resources Portfolio | Return After Taxes on Distributions | Class: Natural Resources Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Natural Resources Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(9.41%)
Past 5 years	rr_AverageAnnualReturnYear05	3.66%
Past 10 years	rr_AverageAnnualReturnYear10	11.17%
Natural Resources Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Natural Resources Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Natural Resources Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(5.85%)
Past 5 years	rr_AverageAnnualReturnYear05	3.37%
Past 10 years	rr_AverageAnnualReturnYear10	10.25%
Natural Resources Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Natural Resources Portfolio | S&P�� North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® North American Natural Resources Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(7.35%)
Past 5 years	rr_AverageAnnualReturnYear05	4.04%
Past 10 years	rr_AverageAnnualReturnYear10	10.99%
Banking Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Banking Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in banking.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in banking.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Banking Industry Concentration. The banking industry can be significantly affected by legislation, regulation, competition and by changes in general economic conditions and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.76%	June 30, 2009
Lowest Quarter Return	-33.33%	March 31, 2009
Year-to-Date Return	19.16%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Banking Portfolio | Class: Banking Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(7.74%)
2003	rr_AnnualReturn2003	32.29%
2004	rr_AnnualReturn2004	11.68%
2005	rr_AnnualReturn2005	(0.14%)
2006	rr_AnnualReturn2006	13.15%
2007	rr_AnnualReturn2007	(21.18%)
2008	rr_AnnualReturn2008	(37.48%)
2009	rr_AnnualReturn2009	5.05%
2010	rr_AnnualReturn2010	21.44%
2011	rr_AnnualReturn2011	(13.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Banking Portfolio | Return Before Taxes | Class: Banking Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Banking Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(13.31%)
Past 5 years	rr_AverageAnnualReturnYear05	(11.43%)
Past 10 years	rr_AverageAnnualReturnYear10	(1.74%)
Banking Portfolio | Return After Taxes on Distributions | Class: Banking Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Banking Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(13.38%)
Past 5 years	rr_AverageAnnualReturnYear05	(11.86%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.57%)
Banking Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Banking Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Banking Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(8.57%)
Past 5 years	rr_AverageAnnualReturnYear05	(9.26%)
Past 10 years	rr_AverageAnnualReturnYear10	(1.16%)
Banking Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Banking Portfolio | MSCI�� U.S. IM Banks 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Banks 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(11.74%)
Past 5 years	rr_AverageAnnualReturnYear05	(16.58%)
Past 10 years	rr_AverageAnnualReturnYear10	(3.73%)
Brokerage and Investment Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Brokerage and Investment Management Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 294% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	294.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Brokerage and Investment Management Industry Concentration. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	42.98%	June 30, 2009
Lowest Quarter Return	-29.70%	December 31, 2008
Year-to-Date Return	21.95%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Brokerage and Investment Management Portfolio | Class: Brokerage and Investment Management Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	155
3 years	rr_ExpenseExampleYear03	480
5 years	rr_ExpenseExampleYear05	829
10 years	rr_ExpenseExampleYear10	1,813
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.24%)
2003	rr_AnnualReturn2003	36.47%
2004	rr_AnnualReturn2004	12.95%
2005	rr_AnnualReturn2005	29.87%
2006	rr_AnnualReturn2006	21.27%
2007	rr_AnnualReturn2007	(0.15%)
2008	rr_AnnualReturn2008	(49.31%)
2009	rr_AnnualReturn2009	50.41%
2010	rr_AnnualReturn2010	11.20%
2011	rr_AnnualReturn2011	(22.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Brokerage and Investment Management Portfolio | Return Before Taxes | Class: Brokerage and Investment Management Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Brokerage and Investment Management Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(22.84%)
Past 5 years	rr_AverageAnnualReturnYear05	(8.17%)
Past 10 years	rr_AverageAnnualReturnYear10	2.76%
Brokerage and Investment Management Portfolio | Return After Taxes on Distributions | Class: Brokerage and Investment Management Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Brokerage and Investment Management Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(22.99%)
Past 5 years	rr_AverageAnnualReturnYear05	(8.71%)
Past 10 years	rr_AverageAnnualReturnYear10	2.09%
Brokerage and Investment Management Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Brokerage and Investment Management Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Brokerage and Investment Management Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(14.64%)
Past 5 years	rr_AverageAnnualReturnYear05	(6.64%)
Past 10 years	rr_AverageAnnualReturnYear10	2.45%
Brokerage and Investment Management Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Brokerage and Investment Management Portfolio | MSCI�� U.S. IM Capital Markets 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Capital Markets 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(22.80%)
Past 5 years	rr_AverageAnnualReturnYear05	(13.29%)
Past 10 years	rr_AverageAnnualReturnYear10
Consumer Finance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Consumer Finance Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing products and services associated with consumer finance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in providing products and services associated with consumer finance.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Finance Industry Concentration. The consumer finance industry can be significantly affected by governmental regulation, changing economic conditions, demand for consumer loans, interest rate changes and refinancing activity.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to December 1, 2010, the fund was named Home Finance Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.58%	September 30, 2009
Lowest Quarter Return	-25.20%	December 31, 2007
Year-to-Date Return	21.38%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Consumer Finance Portfolio | Class: Consumer Finance Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	1,166
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(0.70%)
2003	rr_AnnualReturn2003	36.92%
2004	rr_AnnualReturn2004	13.25%
2005	rr_AnnualReturn2005	(7.12%)
2006	rr_AnnualReturn2006	12.17%
2007	rr_AnnualReturn2007	(37.96%)
2008	rr_AnnualReturn2008	(58.55%)
2009	rr_AnnualReturn2009	1.86%
2010	rr_AnnualReturn2010	5.93%
2011	rr_AnnualReturn2011	(0.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2007
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Consumer Finance Portfolio | Return Before Taxes | Class: Consumer Finance Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Finance Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.99%)
Past 5 years	rr_AverageAnnualReturnYear05	(22.77%)
Past 10 years	rr_AverageAnnualReturnYear10	(7.87%)
Consumer Finance Portfolio | Return After Taxes on Distributions | Class: Consumer Finance Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Finance Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(1.29%)
Past 5 years	rr_AverageAnnualReturnYear05	(23.36%)
Past 10 years	rr_AverageAnnualReturnYear10	(8.87%)
Consumer Finance Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Consumer Finance Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Finance Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.30%)
Past 5 years	rr_AverageAnnualReturnYear05	(17.34%)
Past 10 years	rr_AverageAnnualReturnYear10	(5.22%)
Consumer Finance Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Consumer Finance Portfolio | S&P�� Consumer Finance Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Consumer Finance Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(3.28%)
Past 5 years	rr_AverageAnnualReturnYear05	(9.23%)
Past 10 years	rr_AverageAnnualReturnYear10	0.09%
Financial Services Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Financial Services Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 384% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	384.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	37.51%	June 30, 2009
Lowest Quarter Return	-27.62%	December 31, 2008
Year-to-Date Return	23.10%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Financial Services Portfolio | Class: Financial Services Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(11.40%)
2003	rr_AnnualReturn2003	30.57%
2004	rr_AnnualReturn2004	11.20%
2005	rr_AnnualReturn2005	7.48%
2006	rr_AnnualReturn2006	16.12%
2007	rr_AnnualReturn2007	(13.59%)
2008	rr_AnnualReturn2008	(49.89%)
2009	rr_AnnualReturn2009	25.88%
2010	rr_AnnualReturn2010	6.48%
2011	rr_AnnualReturn2011	(20.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Financial Services Portfolio | Return Before Taxes | Class: Financial Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Financial Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(20.35%)
Past 5 years	rr_AverageAnnualReturnYear05	(14.30%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.94%)
Financial Services Portfolio | Return After Taxes on Distributions | Class: Financial Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Financial Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(20.39%)
Past 5 years	rr_AverageAnnualReturnYear05	(14.61%)
Past 10 years	rr_AverageAnnualReturnYear10	(3.58%)
Financial Services Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Financial Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Financial Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(13.18%)
Past 5 years	rr_AverageAnnualReturnYear05	(11.40%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.12%)
Financial Services Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Financial Services Portfolio | MSCI�� U.S. IM Financials 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Financials 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(14.24%)
Past 5 years	rr_AverageAnnualReturnYear05	(13.87%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.13%)
Insurance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Insurance Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 153% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Insurance Industry Concentration. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	28.40%	September 30, 2009
Lowest Quarter Return	-17.71%	March 31, 2009
Year-to-Date Return	10.08%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Insurance Portfolio | Class: Insurance Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(5.64%)
2003	rr_AnnualReturn2003	27.47%
2004	rr_AnnualReturn2004	12.79%
2005	rr_AnnualReturn2005	13.76%
2006	rr_AnnualReturn2006	11.35%
2007	rr_AnnualReturn2007	(4.35%)
2008	rr_AnnualReturn2008	(46.99%)
2009	rr_AnnualReturn2009	21.83%
2010	rr_AnnualReturn2010	20.13%
2011	rr_AnnualReturn2011	(5.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Insurance Portfolio | Return Before Taxes | Class: Insurance Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Insurance Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(5.16%)
Past 5 years	rr_AverageAnnualReturnYear05	(6.78%)
Past 10 years	rr_AverageAnnualReturnYear10	1.92%
Insurance Portfolio | Return After Taxes on Distributions | Class: Insurance Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Insurance Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(5.28%)
Past 5 years	rr_AverageAnnualReturnYear05	(7.11%)
Past 10 years	rr_AverageAnnualReturnYear10	1.47%
Insurance Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Insurance Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Insurance Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(3.19%)
Past 5 years	rr_AverageAnnualReturnYear05	(5.60%)
Past 10 years	rr_AverageAnnualReturnYear10	1.69%
Insurance Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Insurance Portfolio | MSCI�� U.S. IM Insurance 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Insurance 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(6.05%)
Past 5 years	rr_AverageAnnualReturnYear05	(8.75%)
Past 10 years	rr_AverageAnnualReturnYear10	(1.15%)
Biotechnology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Biotechnology Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.92%	June 30, 2003
Lowest Quarter Return	-29.29%	June 30, 2002
Year-to-Date Return	19.93%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Biotechnology Portfolio | Class: Biotechnology Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(40.53%)
2003	rr_AnnualReturn2003	32.92%
2004	rr_AnnualReturn2004	11.99%
2005	rr_AnnualReturn2005	8.76%
2006	rr_AnnualReturn2006	3.60%
2007	rr_AnnualReturn2007	2.65%
2008	rr_AnnualReturn2008	(11.35%)
2009	rr_AnnualReturn2009	10.79%
2010	rr_AnnualReturn2010	11.41%
2011	rr_AnnualReturn2011	18.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Biotechnology Portfolio | Return Before Taxes | Class: Biotechnology Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Biotechnology Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	18.18%
Past 5 years	rr_AverageAnnualReturnYear05	5.83%
Past 10 years	rr_AverageAnnualReturnYear10	2.85%
Biotechnology Portfolio | Return After Taxes on Distributions | Class: Biotechnology Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Biotechnology Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	18.16%
Past 5 years	rr_AverageAnnualReturnYear05	5.82%
Past 10 years	rr_AverageAnnualReturnYear10	2.84%
Biotechnology Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Biotechnology Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Biotechnology Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	11.85%
Past 5 years	rr_AverageAnnualReturnYear05	5.03%
Past 10 years	rr_AverageAnnualReturnYear10	2.46%
Biotechnology Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Biotechnology Portfolio | MSCI�� U.S. IM Biotechnology 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Biotechnology 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	12.82%
Past 5 years	rr_AverageAnnualReturnYear05	6.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Health Care Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Health Care Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 130% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.05%	September 30, 2009
Lowest Quarter Return	-18.09%	December 31, 2008
Year-to-Date Return	11.72%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Health Care Portfolio | Class: Health Care Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.05%)
2003	rr_AnnualReturn2003	15.91%
2004	rr_AnnualReturn2004	8.66%
2005	rr_AnnualReturn2005	16.88%
2006	rr_AnnualReturn2006	4.98%
2007	rr_AnnualReturn2007	12.45%
2008	rr_AnnualReturn2008	(32.44%)
2009	rr_AnnualReturn2009	32.11%
2010	rr_AnnualReturn2010	16.96%
2011	rr_AnnualReturn2011	7.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Health Care Portfolio | Return Before Taxes | Class: Health Care Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Health Care Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.82%
Past 5 years	rr_AverageAnnualReturnYear05	4.83%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Health Care Portfolio | Return After Taxes on Distributions | Class: Health Care Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Health Care Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	6.38%
Past 5 years	rr_AverageAnnualReturnYear05	3.98%
Past 10 years	rr_AverageAnnualReturnYear10	4.00%
Health Care Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Health Care Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Health Care Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.94%
Past 5 years	rr_AverageAnnualReturnYear05	4.01%
Past 10 years	rr_AverageAnnualReturnYear10	4.04%
Health Care Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Health Care Portfolio | MSCI�� U.S. IM Health Care 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Health Care 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	10.72%
Past 5 years	rr_AverageAnnualReturnYear05	3.49%
Past 10 years	rr_AverageAnnualReturnYear10	3.10%
Medical Delivery Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Medical Delivery Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Delivery Industry Concentration. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.79%	December 31, 2004
Lowest Quarter Return	-25.94%	March 31, 2008
Year-to-Date Return	16.44%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Medical Delivery Portfolio | Class: Medical Delivery Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.13%)
2003	rr_AnnualReturn2003	30.15%
2004	rr_AnnualReturn2004	45.46%
2005	rr_AnnualReturn2005	29.02%
2006	rr_AnnualReturn2006	(1.63%)
2007	rr_AnnualReturn2007	16.86%
2008	rr_AnnualReturn2008	(44.56%)
2009	rr_AnnualReturn2009	48.98%
2010	rr_AnnualReturn2010	15.43%
2011	rr_AnnualReturn2011	10.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Medical Delivery Portfolio | Return Before Taxes | Class: Medical Delivery Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Medical Delivery Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.23%
Past 5 years	rr_AverageAnnualReturnYear05	4.19%
Past 10 years	rr_AverageAnnualReturnYear10	10.00%
Medical Delivery Portfolio | Return After Taxes on Distributions | Class: Medical Delivery Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Medical Delivery Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	10.23%
Past 5 years	rr_AverageAnnualReturnYear05	3.92%
Past 10 years	rr_AverageAnnualReturnYear10	9.50%
Medical Delivery Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Medical Delivery Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Medical Delivery Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.65%
Past 5 years	rr_AverageAnnualReturnYear05	3.58%
Past 10 years	rr_AverageAnnualReturnYear10	8.77%
Medical Delivery Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Medical Delivery Portfolio | MSCI�� U.S. IM Health Care Providers & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Health Care Providers & Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	10.68%
Past 5 years	rr_AverageAnnualReturnYear05	2.04%
Past 10 years	rr_AverageAnnualReturnYear10	7.47%
Medical Equipment and Systems Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Medical Equipment and Systems Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 120% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Equipment and Systems Industry Concentration. The medical equipment and systems industry can be significantly affected by patent considerations, competition, technology, regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.22%	June 30, 2003
Lowest Quarter Return	-25.55%	December 31, 2008
Year-to-Date Return	14.68%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Medical Equipment and Systems Portfolio | Class: Medical Equipment and Systems Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.24%)
2003	rr_AnnualReturn2003	33.36%
2004	rr_AnnualReturn2004	17.48%
2005	rr_AnnualReturn2005	7.46%
2006	rr_AnnualReturn2006	4.03%
2007	rr_AnnualReturn2007	17.87%
2008	rr_AnnualReturn2008	(23.38%)
2009	rr_AnnualReturn2009	32.63%
2010	rr_AnnualReturn2010	12.71%
2011	rr_AnnualReturn2011	(3.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Medical Equipment and Systems Portfolio | Return Before Taxes | Class: Medical Equipment and Systems Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Medical Equipment and Systems Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(3.42%)
Past 5 years	rr_AverageAnnualReturnYear05	5.45%
Past 10 years	rr_AverageAnnualReturnYear10	7.91%
Medical Equipment and Systems Portfolio | Return After Taxes on Distributions | Class: Medical Equipment and Systems Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Medical Equipment and Systems Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.20%)
Past 5 years	rr_AverageAnnualReturnYear05	4.78%
Past 10 years	rr_AverageAnnualReturnYear10	7.26%
Medical Equipment and Systems Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Medical Equipment and Systems Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Medical Equipment and Systems Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(1.17%)
Past 5 years	rr_AverageAnnualReturnYear05	4.53%
Past 10 years	rr_AverageAnnualReturnYear10	6.81%
Medical Equipment and Systems Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Medical Equipment and Systems Portfolio | MSCI�� U.S. IM Health Care Equipment & Supplies 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Health Care Equipment & Supplies 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(0.02%)
Past 5 years	rr_AverageAnnualReturnYear05	1.35%
Past 10 years	rr_AverageAnnualReturnYear10	4.37%
Pharmaceuticals Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Pharmaceuticals Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Pharmaceuticals Industry Concentration. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.50%	June 30, 2003
Lowest Quarter Return	-17.06%	September 30, 2002
Year-to-Date Return	6.63%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Pharmaceuticals Portfolio | Class: Pharmaceuticals Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.37%)
2003	rr_AnnualReturn2003	20.33%
2004	rr_AnnualReturn2004	3.31%
2005	rr_AnnualReturn2005	9.79%
2006	rr_AnnualReturn2006	12.45%
2007	rr_AnnualReturn2007	13.40%
2008	rr_AnnualReturn2008	(22.71%)
2009	rr_AnnualReturn2009	25.41%
2010	rr_AnnualReturn2010	16.36%
2011	rr_AnnualReturn2011	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Pharmaceuticals Portfolio | Return Before Taxes | Class: Pharmaceuticals Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Pharmaceuticals Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.70%
Past 5 years	rr_AverageAnnualReturnYear05	7.78%
Past 10 years	rr_AverageAnnualReturnYear10	5.51%
Pharmaceuticals Portfolio | Return After Taxes on Distributions | Class: Pharmaceuticals Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Pharmaceuticals Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.98%
Past 5 years	rr_AverageAnnualReturnYear05	7.27%
Past 10 years	rr_AverageAnnualReturnYear10	5.20%
Pharmaceuticals Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Pharmaceuticals Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Pharmaceuticals Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.40%
Past 5 years	rr_AverageAnnualReturnYear05	6.62%
Past 10 years	rr_AverageAnnualReturnYear10	4.74%
Pharmaceuticals Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Pharmaceuticals Portfolio | S&P�� Custom Pharmaceuticals Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Pharmaceuticals Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	14.52%
Past 5 years	rr_AverageAnnualReturnYear05	5.68%
Past 10 years	rr_AverageAnnualReturnYear10	1.84%
Air Transportation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Air Transportation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.56%	September 30, 2009
Lowest Quarter Return	-30.25%	March 31, 2009
Year-to-Date Return	12.68%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Air Transportation Portfolio | Class: Air Transportation Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(26.19%)
2003	rr_AnnualReturn2003	35.96%
2004	rr_AnnualReturn2004	14.06%
2005	rr_AnnualReturn2005	21.91%
2006	rr_AnnualReturn2006	22.46%
2007	rr_AnnualReturn2007	(1.92%)
2008	rr_AnnualReturn2008	(32.57%)
2009	rr_AnnualReturn2009	22.26%
2010	rr_AnnualReturn2010	33.37%
2011	rr_AnnualReturn2011	(6.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Air Transportation Portfolio | Return Before Taxes | Class: Air Transportation Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Air Transportation Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(6.07%)
Past 5 years	rr_AverageAnnualReturnYear05	0.26%
Past 10 years	rr_AverageAnnualReturnYear10	5.64%
Air Transportation Portfolio | Return After Taxes on Distributions | Class: Air Transportation Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Air Transportation Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(7.98%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.76%)
Past 10 years	rr_AverageAnnualReturnYear10	5.01%
Air Transportation Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Air Transportation Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Air Transportation Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(1.26%)
Past 5 years	rr_AverageAnnualReturnYear05	0.23%
Past 10 years	rr_AverageAnnualReturnYear10	4.92%
Air Transportation Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Air Transportation Portfolio | S&P�� Custom Air Transportation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Air Transportation Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(10.02%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.49%)
Past 10 years	rr_AverageAnnualReturnYear10
Defense and Aerospace Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Defense and Aerospace Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.69%	December 31, 2003
Lowest Quarter Return	-18.55%	December 31, 2008
Year-to-Date Return	10.44%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Defense and Aerospace Portfolio | Class: Defense and Aerospace Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.80%)
2003	rr_AnnualReturn2003	38.07%
2004	rr_AnnualReturn2004	19.54%
2005	rr_AnnualReturn2005	17.89%
2006	rr_AnnualReturn2006	20.66%
2007	rr_AnnualReturn2007	17.81%
2008	rr_AnnualReturn2008	(40.17%)
2009	rr_AnnualReturn2009	24.87%
2010	rr_AnnualReturn2010	21.88%
2011	rr_AnnualReturn2011	7.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Defense and Aerospace Portfolio | Return Before Taxes | Class: Defense and Aerospace Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Defense and Aerospace Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.33%
Past 5 years	rr_AverageAnnualReturnYear05	2.86%
Past 10 years	rr_AverageAnnualReturnYear10	9.68%
Defense and Aerospace Portfolio | Return After Taxes on Distributions | Class: Defense and Aerospace Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Defense and Aerospace Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	7.20%
Past 5 years	rr_AverageAnnualReturnYear05	2.27%
Past 10 years	rr_AverageAnnualReturnYear10	9.14%
Defense and Aerospace Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Defense and Aerospace Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Defense and Aerospace Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.93%
Past 5 years	rr_AverageAnnualReturnYear05	2.38%
Past 10 years	rr_AverageAnnualReturnYear10	8.55%
Defense and Aerospace Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Defense and Aerospace Portfolio | MSCI�� U.S. IM Aerospace & Defense 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Aerospace & Defense 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	3.97%
Past 5 years	rr_AverageAnnualReturnYear05	3.63%
Past 10 years	rr_AverageAnnualReturnYear10	9.31%
Environment and Alternative Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Environment and Alternative Energy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 183% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	183.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup efforts or development of new technologies, and can be subject to risks associated with hazardous materials.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to July 1, 2010, the fund was named Environmental Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.39%	June 30, 2009
Lowest Quarter Return	-25.92%	September 30, 2011
Year-to-Date Return	8.96%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Environment and Alternative Energy Portfolio | Class: Environment and Alternative Energy Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.37%)
2003	rr_AnnualReturn2003	28.97%
2004	rr_AnnualReturn2004	7.44%
2005	rr_AnnualReturn2005	9.37%
2006	rr_AnnualReturn2006	10.49%
2007	rr_AnnualReturn2007	12.44%
2008	rr_AnnualReturn2008	(30.45%)
2009	rr_AnnualReturn2009	17.16%
2010	rr_AnnualReturn2010	14.93%
2011	rr_AnnualReturn2011	(14.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Environment and Alternative Energy Portfolio | Return Before Taxes | Class: Environment and Alternative Energy Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Environment and Alternative Energy Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(14.30%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.03%)
Past 10 years	rr_AverageAnnualReturnYear10	2.37%
Environment and Alternative Energy Portfolio | Return After Taxes on Distributions | Class: Environment and Alternative Energy Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Environment and Alternative Energy Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(14.46%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.13%)
Past 10 years	rr_AverageAnnualReturnYear10	2.31%
Environment and Alternative Energy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Environment and Alternative Energy Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Environment and Alternative Energy Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(9.08%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.72%)
Past 10 years	rr_AverageAnnualReturnYear10	2.04%
Environment and Alternative Energy Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Environment and Alternative Energy Portfolio | FTSE�� Environmental Opportunities & Alternative Energy Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE® Environmental Opportunities & Alternative Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(8.42%)
Past 5 years	rr_AverageAnnualReturnYear05	(5.81%)
Past 10 years	rr_AverageAnnualReturnYear10	3.29%
Industrial Equipment Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Industrial Equipment Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.86%	June 30, 2009
Lowest Quarter Return	-28.55%	December 31, 2008
Year-to-Date Return	18.59%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Industrial Equipment Portfolio | Class: Industrial Equipment Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.92%)
2003	rr_AnnualReturn2003	41.46%
2004	rr_AnnualReturn2004	12.82%
2005	rr_AnnualReturn2005	7.41%
2006	rr_AnnualReturn2006	17.04%
2007	rr_AnnualReturn2007	23.18%
2008	rr_AnnualReturn2008	(46.77%)
2009	rr_AnnualReturn2009	38.91%
2010	rr_AnnualReturn2010	33.90%
2011	rr_AnnualReturn2011	(7.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Industrial Equipment Portfolio | Return Before Taxes | Class: Industrial Equipment Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Industrial Equipment Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(7.69%)
Past 5 years	rr_AverageAnnualReturnYear05	2.40%
Past 10 years	rr_AverageAnnualReturnYear10	5.70%
Industrial Equipment Portfolio | Return After Taxes on Distributions | Class: Industrial Equipment Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Industrial Equipment Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(7.83%)
Past 5 years	rr_AverageAnnualReturnYear05	2.04%
Past 10 years	rr_AverageAnnualReturnYear10	5.33%
Industrial Equipment Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Industrial Equipment Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Industrial Equipment Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(4.78%)
Past 5 years	rr_AverageAnnualReturnYear05	2.04%
Past 10 years	rr_AverageAnnualReturnYear10	4.95%
Industrial Equipment Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Industrial Equipment Portfolio | MSCI�� U.S. IM Capital Goods 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Capital Goods 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(2.06%)
Past 5 years	rr_AverageAnnualReturnYear05	0.44%
Past 10 years	rr_AverageAnnualReturnYear10	4.02%
Industrials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Industrials Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Cyclical Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.63%	June 30, 2009
Lowest Quarter Return	-25.19%	December 31, 2008
Year-to-Date Return	15.08%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Industrials Portfolio | Class: Industrials Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.96%)
2003	rr_AnnualReturn2003	37.64%
2004	rr_AnnualReturn2004	23.48%
2005	rr_AnnualReturn2005	12.33%
2006	rr_AnnualReturn2006	14.80%
2007	rr_AnnualReturn2007	17.70%
2008	rr_AnnualReturn2008	(40.14%)
2009	rr_AnnualReturn2009	38.91%
2010	rr_AnnualReturn2010	31.08%
2011	rr_AnnualReturn2011	(4.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Industrials Portfolio | Return Before Taxes | Class: Industrials Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Industrials Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.88%)
Past 5 years	rr_AverageAnnualReturnYear05	4.06%
Past 10 years	rr_AverageAnnualReturnYear10	7.91%
Industrials Portfolio | Return After Taxes on Distributions | Class: Industrials Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Industrials Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(5.32%)
Past 5 years	rr_AverageAnnualReturnYear05	3.60%
Past 10 years	rr_AverageAnnualReturnYear10	7.22%
Industrials Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Industrials Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Industrials Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.51%)
Past 5 years	rr_AverageAnnualReturnYear05	3.42%
Past 10 years	rr_AverageAnnualReturnYear10	6.80%
Industrials Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Industrials Portfolio | MSCI�� U.S. IM Industrials 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Industrials 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(2.02%)
Past 5 years	rr_AverageAnnualReturnYear05	0.84%
Past 10 years	rr_AverageAnnualReturnYear10	4.34%
Transportation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Transportation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.82%	June 30, 2003
Lowest Quarter Return	-22.05%	September 30, 2002
Year-to-Date Return	8.81%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Transportation Portfolio | Class: Transportation Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.44%)
2003	rr_AnnualReturn2003	38.14%
2004	rr_AnnualReturn2004	27.02%
2005	rr_AnnualReturn2005	11.90%
2006	rr_AnnualReturn2006	9.50%
2007	rr_AnnualReturn2007	(0.59%)
2008	rr_AnnualReturn2008	(27.03%)
2009	rr_AnnualReturn2009	23.29%
2010	rr_AnnualReturn2010	41.30%
2011	rr_AnnualReturn2011	(5.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.81%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Transportation Portfolio | Return Before Taxes | Class: Transportation Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Transportation Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(5.28%)
Past 5 years	rr_AverageAnnualReturnYear05	3.66%
Past 10 years	rr_AverageAnnualReturnYear10	7.96%
Transportation Portfolio | Return After Taxes on Distributions | Class: Transportation Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Transportation Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(6.21%)
Past 5 years	rr_AverageAnnualReturnYear05	3.05%
Past 10 years	rr_AverageAnnualReturnYear10	7.56%
Transportation Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Transportation Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Transportation Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.36%)
Past 5 years	rr_AverageAnnualReturnYear05	3.07%
Past 10 years	rr_AverageAnnualReturnYear10	7.00%
Transportation Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Transportation Portfolio | MSCI�� U.S. IM Transportation 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Transportation 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(5.33%)
Past 5 years	rr_AverageAnnualReturnYear05	3.51%
Past 10 years	rr_AverageAnnualReturnYear10	7.47%
Communications Equipment Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Communications Equipment Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Developing Communications Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.25%	June 30, 2009
Lowest Quarter Return	-30.89%	June 30, 2002
Year-to-Date Return	15.14%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Communications Equipment Portfolio | Class: Communications Equipment Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(47.78%)
2003	rr_AnnualReturn2003	68.09%
2004	rr_AnnualReturn2004	16.52%
2005	rr_AnnualReturn2005	3.52%
2006	rr_AnnualReturn2006	2.25%
2007	rr_AnnualReturn2007	9.78%
2008	rr_AnnualReturn2008	(48.49%)
2009	rr_AnnualReturn2009	80.70%
2010	rr_AnnualReturn2010	27.70%
2011	rr_AnnualReturn2011	(16.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Communications Equipment Portfolio | Return Before Taxes | Class: Communications Equipment Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Communications Equipment Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(16.68%)
Past 5 years	rr_AverageAnnualReturnYear05	1.68%
Past 10 years	rr_AverageAnnualReturnYear10	1.64%
Communications Equipment Portfolio | Return After Taxes on Distributions | Class: Communications Equipment Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Communications Equipment Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(16.70%)
Past 5 years	rr_AverageAnnualReturnYear05	1.66%
Past 10 years	rr_AverageAnnualReturnYear10	1.63%
Communications Equipment Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Communications Equipment Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Communications Equipment Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(10.82%)
Past 5 years	rr_AverageAnnualReturnYear05	1.43%
Past 10 years	rr_AverageAnnualReturnYear10	1.41%
Communications Equipment Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Communications Equipment Portfolio | S&P�� Custom Communications Equipment Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Communications Equipment Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(17.68%)
Past 5 years	rr_AverageAnnualReturnYear05	(3.18%)
Past 10 years	rr_AverageAnnualReturnYear10	0.19%
Computers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Computers Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 193% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.40%	June 30, 2003
Lowest Quarter Return	-28.76%	December 31, 2008
Year-to-Date Return	25.29%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Computers Portfolio | Class: Computers Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(42.05%)
2003	rr_AnnualReturn2003	62.70%
2004	rr_AnnualReturn2004	(1.98%)
2005	rr_AnnualReturn2005	2.65%
2006	rr_AnnualReturn2006	9.45%
2007	rr_AnnualReturn2007	22.44%
2008	rr_AnnualReturn2008	(48.52%)
2009	rr_AnnualReturn2009	83.17%
2010	rr_AnnualReturn2010	23.76%
2011	rr_AnnualReturn2011	(4.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Computers Portfolio | Return Before Taxes | Class: Computers Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Computers Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.48%)
Past 5 years	rr_AverageAnnualReturnYear05	6.42%
Past 10 years	rr_AverageAnnualReturnYear10	3.55%
Computers Portfolio | Return After Taxes on Distributions | Class: Computers Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Computers Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.48%)
Past 5 years	rr_AverageAnnualReturnYear05	6.42%
Past 10 years	rr_AverageAnnualReturnYear10	3.55%
Computers Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Computers Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Computers Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.91%)
Past 5 years	rr_AverageAnnualReturnYear05	5.55%
Past 10 years	rr_AverageAnnualReturnYear10	3.08%
Computers Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Computers Portfolio | S&P�� Custom Computers & Peripherals Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Computers & Peripherals Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(3.36%)
Past 5 years	rr_AverageAnnualReturnYear05	10.05%
Past 10 years	rr_AverageAnnualReturnYear10	6.94%
Electronics Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Electronics Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 137% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.61%	September 30, 2009
Lowest Quarter Return	-37.41%	September 30, 2002
Year-to-Date Return	23.64%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Electronics Portfolio | Class: Electronics Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(50.54%)
2003	rr_AnnualReturn2003	71.89%
2004	rr_AnnualReturn2004	(9.81%)
2005	rr_AnnualReturn2005	15.75%
2006	rr_AnnualReturn2006	0.30%
2007	rr_AnnualReturn2007	4.67%
2008	rr_AnnualReturn2008	(49.87%)
2009	rr_AnnualReturn2009	84.99%
2010	rr_AnnualReturn2010	16.84%
2011	rr_AnnualReturn2011	(8.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Electronics Portfolio | Return Before Taxes | Class: Electronics Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Electronics Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(8.49%)
Past 5 years	rr_AverageAnnualReturnYear05	0.74%
Past 10 years	rr_AverageAnnualReturnYear10	(0.79%)
Electronics Portfolio | Return After Taxes on Distributions | Class: Electronics Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Electronics Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(8.51%)
Past 5 years	rr_AverageAnnualReturnYear05	0.66%
Past 10 years	rr_AverageAnnualReturnYear10	(0.83%)
Electronics Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Electronics Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Electronics Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(5.50%)
Past 5 years	rr_AverageAnnualReturnYear05	0.62%
Past 10 years	rr_AverageAnnualReturnYear10	(0.68%)
Electronics Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Electronics Portfolio | MSCI�� U.S. IM Semiconductors & Semiconductor Equipment 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Semiconductors & Semiconductor Equipment 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(7.84%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.31%)
Past 10 years	rr_AverageAnnualReturnYear10
IT Services Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: IT Services Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 143% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing information technology services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in providing information technology services.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  IT Services Industry Concentration. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Business Service and Outsourcing Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.56%	September 30, 2009
Lowest Quarter Return	-23.79%	December 31, 2008
Year-to-Date Return	18.48%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
IT Services Portfolio | Class: IT Services Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(26.90%)
2003	rr_AnnualReturn2003	26.14%
2004	rr_AnnualReturn2004	14.60%
2005	rr_AnnualReturn2005	6.10%
2006	rr_AnnualReturn2006	14.65%
2007	rr_AnnualReturn2007	11.54%
2008	rr_AnnualReturn2008	(32.91%)
2009	rr_AnnualReturn2009	59.05%
2010	rr_AnnualReturn2010	18.45%
2011	rr_AnnualReturn2011	2.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
IT Services Portfolio | Return Before Taxes | Class: IT Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	IT Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.25%
Past 5 years	rr_AverageAnnualReturnYear05	7.59%
Past 10 years	rr_AverageAnnualReturnYear10	6.36%
IT Services Portfolio | Return After Taxes on Distributions | Class: IT Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	IT Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	2.02%
Past 5 years	rr_AverageAnnualReturnYear05	7.07%
Past 10 years	rr_AverageAnnualReturnYear10	5.87%
IT Services Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: IT Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	IT Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.81%
Past 5 years	rr_AverageAnnualReturnYear05	6.45%
Past 10 years	rr_AverageAnnualReturnYear10	5.46%
IT Services Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
IT Services Portfolio | MSCI�� U.S. IM IT Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM IT Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	14.66%
Past 5 years	rr_AverageAnnualReturnYear05	6.71%
Past 10 years	rr_AverageAnnualReturnYear10	1.48%
Software and Computer Services Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Software and Computer Services Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 238% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	238.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Software and Computer Services Industry Concentration. The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.58%	December 31, 2002
Lowest Quarter Return	-22.79%	September 30, 2002
Year-to-Date Return	20.44%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Software and Computer Services Portfolio | Class: Software and Computer Services Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.39%)
2003	rr_AnnualReturn2003	35.02%
2004	rr_AnnualReturn2004	7.63%
2005	rr_AnnualReturn2005	0.04%
2006	rr_AnnualReturn2006	24.92%
2007	rr_AnnualReturn2007	23.88%
2008	rr_AnnualReturn2008	(42.14%)
2009	rr_AnnualReturn2009	61.51%
2010	rr_AnnualReturn2010	18.94%
2011	rr_AnnualReturn2011	2.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Software and Computer Services Portfolio | Return Before Taxes | Class: Software and Computer Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Software and Computer Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.18%
Past 5 years	rr_AverageAnnualReturnYear05	7.07%
Past 10 years	rr_AverageAnnualReturnYear10	6.95%
Software and Computer Services Portfolio | Return After Taxes on Distributions | Class: Software and Computer Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Software and Computer Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(1.04%)
Past 5 years	rr_AverageAnnualReturnYear05	6.28%
Past 10 years	rr_AverageAnnualReturnYear10	6.54%
Software and Computer Services Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Software and Computer Services Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Software and Computer Services Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.10%
Past 5 years	rr_AverageAnnualReturnYear05	5.88%
Past 10 years	rr_AverageAnnualReturnYear10	6.00%
Software and Computer Services Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Software and Computer Services Portfolio | MSCI�� U.S. IM Software & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Software & Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	4.28%
Past 5 years	rr_AverageAnnualReturnYear05	4.93%
Past 10 years	rr_AverageAnnualReturnYear10	3.33%
Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Technology Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 196% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	196.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	32.35%	June 30, 2009
Lowest Quarter Return	-27.69%	December 31, 2008
Year-to-Date Return	22.17%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Technology Portfolio | Class: Technology Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(37.79%)
2003	rr_AnnualReturn2003	59.39%
2004	rr_AnnualReturn2004	0.43%
2005	rr_AnnualReturn2005	4.92%
2006	rr_AnnualReturn2006	7.51%
2007	rr_AnnualReturn2007	19.78%
2008	rr_AnnualReturn2008	(51.09%)
2009	rr_AnnualReturn2009	90.29%
2010	rr_AnnualReturn2010	26.69%
2011	rr_AnnualReturn2011	(9.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Technology Portfolio | Return Before Taxes | Class: Technology Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Technology Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(9.56%)
Past 5 years	rr_AverageAnnualReturnYear05	5.02%
Past 10 years	rr_AverageAnnualReturnYear10	3.68%
Technology Portfolio | Return After Taxes on Distributions | Class: Technology Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Technology Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(9.56%)
Past 5 years	rr_AverageAnnualReturnYear05	5.01%
Past 10 years	rr_AverageAnnualReturnYear10	3.67%
Technology Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Technology Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Technology Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(6.21%)
Past 5 years	rr_AverageAnnualReturnYear05	4.32%
Past 10 years	rr_AverageAnnualReturnYear10	3.19%
Technology Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Technology Portfolio | MSCI�� U.S. IM Information Technology 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Information Technology 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	0.66%
Past 5 years	rr_AverageAnnualReturnYear05	4.00%
Past 10 years	rr_AverageAnnualReturnYear10	2.55%
Chemicals Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Chemicals Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemical Industry Concentration. The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.28%	September 30, 2009
Lowest Quarter Return	-31.90%	December 31, 2008
Year-to-Date Return	18.14%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Chemicals Portfolio | Class: Chemicals Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.62%)
2003	rr_AnnualReturn2003	35.10%
2004	rr_AnnualReturn2004	32.81%
2005	rr_AnnualReturn2005	1.10%
2006	rr_AnnualReturn2006	16.84%
2007	rr_AnnualReturn2007	28.42%
2008	rr_AnnualReturn2008	(43.34%)
2009	rr_AnnualReturn2009	65.32%
2010	rr_AnnualReturn2010	30.73%
2011	rr_AnnualReturn2011	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Chemicals Portfolio | Return Before Taxes | Class: Chemicals Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Chemicals Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	0.29%
Past 5 years	rr_AverageAnnualReturnYear05	9.54%
Past 10 years	rr_AverageAnnualReturnYear10	11.69%
Chemicals Portfolio | Return After Taxes on Distributions | Class: Chemicals Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Chemicals Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.19%
Past 5 years	rr_AverageAnnualReturnYear05	9.14%
Past 10 years	rr_AverageAnnualReturnYear10	11.10%
Chemicals Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Chemicals Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Chemicals Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.32%
Past 5 years	rr_AverageAnnualReturnYear05	8.18%
Past 10 years	rr_AverageAnnualReturnYear10	10.27%
Chemicals Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Chemicals Portfolio | MSCI�� U.S. IM Chemicals 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Chemicals 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(1.08%)
Past 5 years	rr_AverageAnnualReturnYear05	7.47%
Past 10 years	rr_AverageAnnualReturnYear10	9.14%
Wireless Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Wireless Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Wireless Industry Concentration. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.87%	June 30, 2003
Lowest Quarter Return	-30.50%	June 30, 2002
Year-to-Date Return	8.28%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Wireless Portfolio | Class: Wireless Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(55.25%)
2003	rr_AnnualReturn2003	68.31%
2004	rr_AnnualReturn2004	42.54%
2005	rr_AnnualReturn2005	17.32%
2006	rr_AnnualReturn2006	8.67%
2007	rr_AnnualReturn2007	27.46%
2008	rr_AnnualReturn2008	(49.62%)
2009	rr_AnnualReturn2009	59.02%
2010	rr_AnnualReturn2010	15.17%
2011	rr_AnnualReturn2011	(0.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Wireless Portfolio | Return Before Taxes | Class: Wireless Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Wireless Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.96%)
Past 5 years	rr_AverageAnnualReturnYear05	3.10%
Past 10 years	rr_AverageAnnualReturnYear10	4.78%
Wireless Portfolio | Return After Taxes on Distributions | Class: Wireless Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Wireless Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(2.22%)
Past 5 years	rr_AverageAnnualReturnYear05	2.62%
Past 10 years	rr_AverageAnnualReturnYear10	4.44%
Wireless Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Wireless Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Wireless Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.18%)
Past 5 years	rr_AverageAnnualReturnYear05	2.52%
Past 10 years	rr_AverageAnnualReturnYear10	4.10%
Wireless Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Wireless Portfolio | S&P�� Custom Wireless Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Custom Wireless Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(5.78%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.95%)
Past 10 years	rr_AverageAnnualReturnYear10
Utilities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Utilities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 202% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	202.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.50%	June 30, 2003
Lowest Quarter Return	-26.14%	September 30, 2008
Year-to-Date Return	-0.15%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Utilities Portfolio | Class: Utilities Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.40%)
2003	rr_AnnualReturn2003	26.42%
2004	rr_AnnualReturn2004	24.22%
2005	rr_AnnualReturn2005	9.36%
2006	rr_AnnualReturn2006	30.08%
2007	rr_AnnualReturn2007	18.13%
2008	rr_AnnualReturn2008	(36.00%)
2009	rr_AnnualReturn2009	14.39%
2010	rr_AnnualReturn2010	10.94%
2011	rr_AnnualReturn2011	13.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.15%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Utilities Portfolio | Return Before Taxes | Class: Utilities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Utilities Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	13.09%
Past 5 years	rr_AverageAnnualReturnYear05	1.65%
Past 10 years	rr_AverageAnnualReturnYear10	5.37%
Utilities Portfolio | Return After Taxes on Distributions | Class: Utilities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Utilities Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.73%
Past 5 years	rr_AverageAnnualReturnYear05	1.30%
Past 10 years	rr_AverageAnnualReturnYear10	5.02%
Utilities Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Utilities Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Utilities Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.97%
Past 5 years	rr_AverageAnnualReturnYear05	1.36%
Past 10 years	rr_AverageAnnualReturnYear10	4.60%
Utilities Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Utilities Portfolio | MSCI�� U.S. IM Utilities 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Utilities 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	19.12%
Past 5 years	rr_AverageAnnualReturnYear05	3.83%
Past 10 years	rr_AverageAnnualReturnYear10	6.87%
Retail | Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Consumer Staples Portfolio/Consumer Staples Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Food and Agriculture Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.48%	June 30, 2009
Lowest Quarter Return	-13.69%	September 30, 2002
Year-to-Date Return	8.27%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Consumer Staples Portfolio | Class: Consumer Staples Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.67%)
2003	rr_AnnualReturn2003	14.11%
2004	rr_AnnualReturn2004	15.81%
2005	rr_AnnualReturn2005	5.85%
2006	rr_AnnualReturn2006	20.18%
2007	rr_AnnualReturn2007	21.49%
2008	rr_AnnualReturn2008	(22.31%)
2009	rr_AnnualReturn2009	20.93%
2010	rr_AnnualReturn2010	15.20%
2011	rr_AnnualReturn2011	8.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Retail | Consumer Staples Portfolio | Return Before Taxes | Class: Consumer Staples Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Staples Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.84%
Past 5 years	rr_AverageAnnualReturnYear05	7.43%
Past 10 years	rr_AverageAnnualReturnYear10	8.43%
Retail | Consumer Staples Portfolio | Return After Taxes on Distributions | Class: Consumer Staples Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Staples Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	8.12%
Past 5 years	rr_AverageAnnualReturnYear05	6.94%
Past 10 years	rr_AverageAnnualReturnYear10	7.89%
Retail | Consumer Staples Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Consumer Staples Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Consumer Staples Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.51%
Past 5 years	rr_AverageAnnualReturnYear05	6.33%
Past 10 years	rr_AverageAnnualReturnYear10	7.30%
Retail | Consumer Staples Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Retail | Consumer Staples Portfolio | MSCI�� U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Consumer Staples 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	13.82%
Past 5 years	rr_AverageAnnualReturnYear05	7.52%
Past 10 years	rr_AverageAnnualReturnYear10	7.55%
Retail | Gold Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Gold Portfolio/Gold Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the effective date of the prospectus
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.72%	March 31, 2002
Lowest Quarter Return	-28.72%	September 30, 2008
Year-to-Date Return	-3.46%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Gold Portfolio | Class: Gold Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	64.28%
2003	rr_AnnualReturn2003	32.09%
2004	rr_AnnualReturn2004	(9.79%)
2005	rr_AnnualReturn2005	40.59%
2006	rr_AnnualReturn2006	25.38%
2007	rr_AnnualReturn2007	24.93%
2008	rr_AnnualReturn2008	(20.49%)
2009	rr_AnnualReturn2009	38.00%
2010	rr_AnnualReturn2010	35.25%
2011	rr_AnnualReturn2011	(16.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.46%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Retail | Gold Portfolio | Return Before Taxes | Class: Gold Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gold Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(16.34%)
Past 5 years	rr_AverageAnnualReturnYear05	9.17%
Past 10 years	rr_AverageAnnualReturnYear10	18.26%
Retail | Gold Portfolio | Return After Taxes on Distributions | Class: Gold Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gold Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(17.51%)
Past 5 years	rr_AverageAnnualReturnYear05	7.69%
Past 10 years	rr_AverageAnnualReturnYear10	16.60%
Retail | Gold Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Gold Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gold Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(10.14%)
Past 5 years	rr_AverageAnnualReturnYear05	7.37%
Past 10 years	rr_AverageAnnualReturnYear10	15.82%
Retail | Gold Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Retail | Gold Portfolio | S&P�� Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Global BMI Gold Capped Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(16.56%)
Past 5 years	rr_AverageAnnualReturnYear05	6.84%
Past 10 years	rr_AverageAnnualReturnYear10	16.24%
Retail | Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Materials Portfolio/Materials Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to October 1, 2006, the fund was named Industrial Materials Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	September 30, 2009
Lowest Quarter Return	-30.14%	December 31, 2008
Year-to-Date Return	12.72%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Materials Portfolio | Class: Materials Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.03%
2003	rr_AnnualReturn2003	50.32%
2004	rr_AnnualReturn2004	13.04%
2005	rr_AnnualReturn2005	14.32%
2006	rr_AnnualReturn2006	19.47%
2007	rr_AnnualReturn2007	29.21%
2008	rr_AnnualReturn2008	(47.56%)
2009	rr_AnnualReturn2009	78.68%
2010	rr_AnnualReturn2010	28.09%
2011	rr_AnnualReturn2011	(8.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Retail | Materials Portfolio | Return Before Taxes | Class: Materials Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Materials Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(8.20%)
Past 5 years	rr_AverageAnnualReturnYear05	7.32%
Past 10 years	rr_AverageAnnualReturnYear10	12.81%
Retail | Materials Portfolio | Return After Taxes on Distributions | Class: Materials Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Materials Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(8.41%)
Past 5 years	rr_AverageAnnualReturnYear05	7.00%
Past 10 years	rr_AverageAnnualReturnYear10	12.26%
Retail | Materials Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Materials Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Materials Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(5.06%)
Past 5 years	rr_AverageAnnualReturnYear05	6.29%
Past 10 years	rr_AverageAnnualReturnYear10	11.34%
Retail | Materials Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Retail | Materials Portfolio | MSCI�� U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Materials 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(9.30%)
Past 5 years	rr_AverageAnnualReturnYear05	2.96%
Past 10 years	rr_AverageAnnualReturnYear10	7.69%
Retail | Telecommunications Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Telecommunications Portfolio/Telecommunications Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.60%	December 31, 2002
Lowest Quarter Return	-29.29%	June 30, 2002
Year-to-Date Return	6.39%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Telecommunications Portfolio | Class: Telecommunications Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.32%)
2003	rr_AnnualReturn2003	25.51%
2004	rr_AnnualReturn2004	17.54%
2005	rr_AnnualReturn2005	5.15%
2006	rr_AnnualReturn2006	26.78%
2007	rr_AnnualReturn2007	8.20%
2008	rr_AnnualReturn2008	(47.64%)
2009	rr_AnnualReturn2009	51.56%
2010	rr_AnnualReturn2010	18.32%
2011	rr_AnnualReturn2011	(4.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Retail | Telecommunications Portfolio | Return Before Taxes | Class: Telecommunications Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Telecommunications Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.24%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.55%)
Past 10 years	rr_AverageAnnualReturnYear10	3.06%
Retail | Telecommunications Portfolio | Return After Taxes on Distributions | Class: Telecommunications Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Telecommunications Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.45%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.77%)
Past 10 years	rr_AverageAnnualReturnYear10	2.89%
Retail | Telecommunications Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Telecommunications Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Telecommunications Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.48%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.49%)
Past 10 years	rr_AverageAnnualReturnYear10	2.63%
Retail | Telecommunications Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Retail | Telecommunications Portfolio | MSCI�� U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Telecommunications Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(2.09%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.57%)
Past 10 years	rr_AverageAnnualReturnYear10	0.86%
A T B C | Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Consumer Staples Portfolio/Fidelity Advisor® Consumer Staples Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.42%	June 30, 2009
Lowest Quarter Return	-13.00%	December 31, 2008
Year-to-Date Return	8.20%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T B C | Consumer Staples Portfolio | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,146
10 years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	681
3 years	rr_ExpenseExampleNoRedemptionYear03	905
5 years	rr_ExpenseExampleNoRedemptionYear05	1,146
10 years	rr_ExpenseExampleNoRedemptionYear10	1,838
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	21.26%
2008	rr_AnnualReturn2008	(22.51%)
2009	rr_AnnualReturn2009	20.66%
2010	rr_AnnualReturn2010	14.92%
2011	rr_AnnualReturn2011	8.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
A T B C | Consumer Staples Portfolio | Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	486
3 years	rr_ExpenseExampleYear03	772
5 years	rr_ExpenseExampleYear05	1,079
10 years	rr_ExpenseExampleYear10	1,949
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	486
3 years	rr_ExpenseExampleNoRedemptionYear03	772
5 years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 years	rr_ExpenseExampleNoRedemptionYear10	1,949
A T B C | Consumer Staples Portfolio | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	194
3 years	rr_ExpenseExampleYear03	900
5 years	rr_ExpenseExampleYear05	1,232
10 years	rr_ExpenseExampleYear10	1,923
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 years	rr_ExpenseExampleNoRedemptionYear10	1,923
A T B C | Consumer Staples Portfolio | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	582
5 years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 years	rr_ExpenseExampleNoRedemptionYear10	2,169
A T B C | Consumer Staples Portfolio | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.31%
Past 5 years	rr_AverageAnnualReturnYear05	5.92%
Life of class	rr_AverageAnnualReturnSinceInception	5.98%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | Return Before Taxes | Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	4.45%
Past 5 years	rr_AverageAnnualReturnYear05	6.10%
Life of class	rr_AverageAnnualReturnSinceInception	6.16%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.68%
Past 5 years	rr_AverageAnnualReturnYear05	5.99%
Life of class	rr_AverageAnnualReturnSinceInception	6.21%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.73%
Past 5 years	rr_AverageAnnualReturnYear05	6.36%
Life of class	rr_AverageAnnualReturnSinceInception	6.41%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	1.67%
Past 5 years	rr_AverageAnnualReturnYear05	5.45%
Life of class	rr_AverageAnnualReturnSinceInception	5.52%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	2.17%
Past 5 years	rr_AverageAnnualReturnYear05	5.00%
Life of class	rr_AverageAnnualReturnSinceInception	5.06%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Consumer Staples Portfolio | MSCI�� U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Consumer Staples 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	13.82%
Past 5 years	rr_AverageAnnualReturnYear05	7.52%
Life of class	rr_AverageAnnualReturnSinceInception	7.58%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Gold Portfolio/Fidelity Advisor® Gold Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the effective date of the prospectus
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	24.85%	September 30, 2007
Lowest Quarter Return	-28.80%	September 30, 2008
Year-to-Date Return	-3.50%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T B C | Gold Portfolio | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.14%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	916
5 years	rr_ExpenseExampleYear05	1,167
10 years	rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	916
5 years	rr_ExpenseExampleNoRedemptionYear05	1,167
10 years	rr_ExpenseExampleNoRedemptionYear10	1,881
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	24.50%
2008	rr_AnnualReturn2008	(20.77%)
2009	rr_AnnualReturn2009	37.68%
2010	rr_AnnualReturn2010	34.92%
2011	rr_AnnualReturn2011	(16.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.50%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
A T B C | Gold Portfolio | Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	489
3 years	rr_ExpenseExampleYear03	784
5 years	rr_ExpenseExampleYear05	1,099
10 years	rr_ExpenseExampleYear10	1,992
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	489
3 years	rr_ExpenseExampleNoRedemptionYear03	784
5 years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 years	rr_ExpenseExampleNoRedemptionYear10	1,992
A T B C | Gold Portfolio | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	897
5 years	rr_ExpenseExampleYear05	1,226
10 years	rr_ExpenseExampleYear10	1,931
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	1,931
A T B C | Gold Portfolio | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	2,190
A T B C | Gold Portfolio | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(21.36%)
Past 5 years	rr_AverageAnnualReturnYear05	7.58%
Life of class	rr_AverageAnnualReturnSinceInception	7.44%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | Return Before Taxes | Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(19.69%)
Past 5 years	rr_AverageAnnualReturnYear05	7.82%
Life of class	rr_AverageAnnualReturnSinceInception	7.67%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(21.12%)
Past 5 years	rr_AverageAnnualReturnYear05	7.74%
Life of class	rr_AverageAnnualReturnSinceInception	7.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(17.94%)
Past 5 years	rr_AverageAnnualReturnYear05	8.04%
Life of class	rr_AverageAnnualReturnSinceInception	7.88%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(22.46%)
Past 5 years	rr_AverageAnnualReturnYear05	6.13%
Life of class	rr_AverageAnnualReturnSinceInception	6.01%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(13.43%)
Past 5 years	rr_AverageAnnualReturnYear05	5.99%
Life of class	rr_AverageAnnualReturnSinceInception	5.87%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Gold Portfolio | S&P�� Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Global BMI Gold Capped Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(16.56%)
Past 5 years	rr_AverageAnnualReturnYear05	6.84%
Life of class	rr_AverageAnnualReturnSinceInception	6.80%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Materials Portfolio/Fidelity Advisor® Materials Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	26.39%	September 30, 2009
Lowest Quarter Return	-30.17%	December 31, 2008
Year-to-Date Return	12.65%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T B C | Materials Portfolio | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	684
3 years	rr_ExpenseExampleYear03	913
5 years	rr_ExpenseExampleYear05	1,161
10 years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	684
3 years	rr_ExpenseExampleNoRedemptionYear03	913
5 years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 years	rr_ExpenseExampleNoRedemptionYear10	1,871
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	29.21%
2008	rr_AnnualReturn2008	(47.71%)
2009	rr_AnnualReturn2009	78.17%
2010	rr_AnnualReturn2010	27.73%
2011	rr_AnnualReturn2011	(8.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
A T B C | Materials Portfolio | Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	489
3 years	rr_ExpenseExampleYear03	784
5 years	rr_ExpenseExampleYear05	1,099
10 years	rr_ExpenseExampleYear10	1,992
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	489
3 years	rr_ExpenseExampleNoRedemptionYear03	784
5 years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 years	rr_ExpenseExampleNoRedemptionYear10	1,992
A T B C | Materials Portfolio | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	694
3 years	rr_ExpenseExampleYear03	900
5 years	rr_ExpenseExampleYear05	1,232
10 years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 years	rr_ExpenseExampleNoRedemptionYear10	1,935
A T B C | Materials Portfolio | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	292
3 years	rr_ExpenseExampleYear03	594
5 years	rr_ExpenseExampleYear05	1,021
10 years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	192
3 years	rr_ExpenseExampleNoRedemptionYear03	594
5 years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 years	rr_ExpenseExampleNoRedemptionYear10	2,212
A T B C | Materials Portfolio | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(13.72%)
Past 5 years	rr_AverageAnnualReturnYear05	5.81%
Life of class	rr_AverageAnnualReturnSinceInception	5.94%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | Return Before Taxes | Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(11.92%)
Past 5 years	rr_AverageAnnualReturnYear05	5.97%
Life of class	rr_AverageAnnualReturnSinceInception	6.10%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(13.70%)
Past 5 years	rr_AverageAnnualReturnYear05	5.88%
Life of class	rr_AverageAnnualReturnSinceInception	6.16%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(10.07%)
Past 5 years	rr_AverageAnnualReturnYear05	6.21%
Life of class	rr_AverageAnnualReturnSinceInception	6.32%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(13.88%)
Past 5 years	rr_AverageAnnualReturnYear05	5.53%
Life of class	rr_AverageAnnualReturnSinceInception	5.66%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(8.70%)
Past 5 years	rr_AverageAnnualReturnYear05	4.97%
Life of class	rr_AverageAnnualReturnSinceInception	5.09%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Materials Portfolio | MSCI�� U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Materials 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(9.30%)
Past 5 years	rr_AverageAnnualReturnYear05	2.96%
Life of class	rr_AverageAnnualReturnSinceInception	3.01%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Telecommunications Portfolio/Fidelity Advisor® Telecommunications Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.58%	June 30, 2009
Lowest Quarter Return	-22.06%	December 31, 2008
Year-to-Date Return	6.29%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T B C | Telecommunications Portfolio | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	934
5 years	rr_ExpenseExampleYear05	1,197
10 years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	690
3 years	rr_ExpenseExampleNoRedemptionYear03	934
5 years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 years	rr_ExpenseExampleNoRedemptionYear10	1,946
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	7.92%
2008	rr_AnnualReturn2008	(47.80%)
2009	rr_AnnualReturn2009	51.19%
2010	rr_AnnualReturn2010	18.01%
2011	rr_AnnualReturn2011	(4.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
A T B C | Telecommunications Portfolio | Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	496
3 years	rr_ExpenseExampleYear03	805
5 years	rr_ExpenseExampleYear05	1,135
10 years	rr_ExpenseExampleYear10	2,067
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	496
3 years	rr_ExpenseExampleNoRedemptionYear03	805
5 years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 years	rr_ExpenseExampleNoRedemptionYear10	2,067
A T B C | Telecommunications Portfolio | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	912
5 years	rr_ExpenseExampleYear05	1,252
10 years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	612
5 years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 years	rr_ExpenseExampleNoRedemptionYear10	1,989
A T B C | Telecommunications Portfolio | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	296
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	1,042
10 years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	196
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 years	rr_ExpenseExampleNoRedemptionYear10	2,254
A T B C | Telecommunications Portfolio | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(10.01%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.99%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.63%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | Return Before Taxes | Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(8.12%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.80%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.45%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(9.95%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.95%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.41%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(6.14%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.55%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.20%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(10.17%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.17%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.82%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(6.30%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.70%)
Life of class	rr_AverageAnnualReturnSinceInception	(1.40%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
A T B C | Telecommunications Portfolio | MSCI�� U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Telecommunications Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(2.09%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.57%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.35%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Consumer Staples Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Class: Consumer Staples Portfolio/Fidelity Advisor® Consumer Staples Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.49%	June 30, 2009
Lowest Quarter Return	-12.95%	December 31, 2008
Year-to-Date Return	8.27%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Inst | Consumer Staples Portfolio | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	21.50%
2008	rr_AnnualReturn2008	(22.29%)
2009	rr_AnnualReturn2009	20.99%
2010	rr_AnnualReturn2010	15.22%
2011	rr_AnnualReturn2011	8.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inst | Consumer Staples Portfolio | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.79%
Past 5 years	rr_AverageAnnualReturnYear05	7.44%
Life of class	rr_AverageAnnualReturnSinceInception	7.50%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Consumer Staples Portfolio | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	8.07%
Past 5 years	rr_AverageAnnualReturnYear05	6.94%
Life of class	rr_AverageAnnualReturnSinceInception	7.00%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Consumer Staples Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.46%
Past 5 years	rr_AverageAnnualReturnYear05	6.33%
Life of class	rr_AverageAnnualReturnSinceInception	6.38%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Consumer Staples Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Consumer Staples Portfolio | MSCI�� U.S. IM Consumer Staples 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Consumer Staples 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	13.82%
Past 5 years	rr_AverageAnnualReturnYear05	7.52%
Life of class	rr_AverageAnnualReturnSinceInception	7.58%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Gold Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Gold Portfolio/Fidelity Advisor® Gold Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the effective date of the prospectus
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.95%	September 30, 2007
Lowest Quarter Return	-28.74%	September 30, 2008
Year-to-Date Return	-3.44%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Gold Portfolio | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	24.91%
2008	rr_AnnualReturn2008	(20.53%)
2009	rr_AnnualReturn2009	38.03%
2010	rr_AnnualReturn2010	35.32%
2011	rr_AnnualReturn2011	(16.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.44%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inst | Gold Portfolio | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(16.28%)
Past 5 years	rr_AverageAnnualReturnYear05	9.19%
Life of class	rr_AverageAnnualReturnSinceInception	9.04%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Gold Portfolio | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(17.45%)
Past 5 years	rr_AverageAnnualReturnYear05	7.68%
Life of class	rr_AverageAnnualReturnSinceInception	7.55%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Gold Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(10.10%)
Past 5 years	rr_AverageAnnualReturnYear05	7.38%
Life of class	rr_AverageAnnualReturnSinceInception	7.25%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Gold Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Gold Portfolio | S&P�� Global BMI Gold Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® Global BMI Gold Capped Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(16.56%)
Past 5 years	rr_AverageAnnualReturnYear05	6.84%
Life of class	rr_AverageAnnualReturnSinceInception	6.80%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Materials Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Materials Portfolio/Fidelity Advisor® Materials Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.47%	September 30, 2009
Lowest Quarter Return	-30.13%	December 31, 2008
Year-to-Date Return	12.73%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Materials Portfolio | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	29.16%
2008	rr_AnnualReturn2008	(47.55%)
2009	rr_AnnualReturn2009	78.70%
2010	rr_AnnualReturn2010	28.11%
2011	rr_AnnualReturn2011	(8.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.73%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inst | Materials Portfolio | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(8.20%)
Past 5 years	rr_AverageAnnualReturnYear05	7.32%
Life of class	rr_AverageAnnualReturnSinceInception	7.43%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Materials Portfolio | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(8.41%)
Past 5 years	rr_AverageAnnualReturnYear05	6.99%
Life of class	rr_AverageAnnualReturnSinceInception	7.11%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Materials Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(5.05%)
Past 5 years	rr_AverageAnnualReturnYear05	6.28%
Life of class	rr_AverageAnnualReturnSinceInception	6.39%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Materials Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Materials Portfolio | MSCI�� U.S. IM Materials 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Materials 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(9.30%)
Past 5 years	rr_AverageAnnualReturnYear05	2.96%
Life of class	rr_AverageAnnualReturnSinceInception	3.01%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Telecommunications Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Class: Telecommunications Portfolio/Fidelity Advisor® Telecommunications Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsp_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsp_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsp_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.68%	June 30, 2009
Lowest Quarter Return	-21.99%	December 31, 2008
Year-to-Date Return	6.38%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Telecommunications Portfolio | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	8.24%
2008	rr_AnnualReturn2008	(47.63%)
2009	rr_AnnualReturn2009	51.71%
2010	rr_AnnualReturn2010	18.38%
2011	rr_AnnualReturn2011	(4.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inst | Telecommunications Portfolio | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.25%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.51%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.16%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Telecommunications Portfolio | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.46%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.74%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.39%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Telecommunications Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.49%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.45%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.16%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Telecommunications Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.13%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
Inst | Telecommunications Portfolio | MSCI�� U.S. IM Telecommunications Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® U.S. IM Telecommunications Services 25/50 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(2.09%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.57%)
Life of class	rr_AverageAnnualReturnSinceInception	(0.35%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[3]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[4]	Declines over 6 years from 5.00% to 0%.
[5]	On Class C shares redeemed less than one year after purchase.
[6]	From December 12, 2006.